                                             [LOGO]PUTNAM
                                              INVESTMENTS






                                              GLOBAL ASSET ALLOCATION FUND







                                             LINCOLN NATIONAL
                                             GLOBAL ASSET ALLOCATION FUND, INC.
                                             Annual Report
                                             December 31, 2001

LINCOLN NATIONAL
GLOBAL ASSET ALLOCATION FUND, INC.

INDEX

     COMMENTARY

     STATEMENT OF NET ASSETS

     STATEMENT OF OPERATIONS

     STATEMENTS OF CHANGES IN NET ASSETS

     FINANCIAL HIGHLIGHTS

     NOTES TO FINANCIAL STATEMENTS

     REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

LINCOLN NATIONAL
GLOBAL ASSET ALLOCATION FUND, INC.
ANNUAL COMMENTARY
FOR THE YEAR ENDED DECEMBER 31, 2001

Managed by:             [PUTNAM INVESTMENTS LOGO]

The Lincoln National Global Asset Allocation Fund returned -7.9% for the year ending December 31, 2001, underperforming its custom index (50% S&P 500 Index, 40% Lehman Brothers Aggregate Bond Index, and 10% Morgan Stanley EAFE Index), which had a return of -4.8% for the period.

In 2001, global financial markets were volatile even before the events of September 11 sent stocks reeling. Central banks worldwide reduced interest rates, led by the U.S. Federal Reserve Board, which implemented 11 cuts. U.S. bonds were among the few asset classes to advance.

The U.S. fell into recession, pulling down global economies, with a late-year U.S. stock market rally only partly reversing the losses of the first three quarters.

European and Asian equity markets also lost ground. Value stocks lost less than growth stocks.

The Global Asset Allocation Fund underperformance was due primarily to disappointing stock selection of U.S. large-cap growth equities.
The global equity market rebound has changed equity market valuation from very attractive to mildly attractive. We retain an overweight of equity given still-favorable valuation, seasonal factors, and the prospect of economic recovery in 2002. Within equity, we prefer Europe versus the United States; within U.S. equities, we favor small-cap versus large-cap stocks. Our fixed-income strategy remains neutral with respect to interest-rate exposure and moderately overweight credit-sensitive sectors, notably high-yield bonds.

WILLIAM LANDES, PH.D

GROWTH OF $10,000 INVESTED 1/1/92 THROUGH 12/31/01

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           GLOBAL ASSET    S&P 500  MORGAN STANLEY       SALOMON BROTHERS WORLD         LEHMAN BROTHERS
          ALLOCATION FUND   INDEX     EAFE INDEX    GOVERNMENT BOND INDEX (NON U.S.)  AGGREGATE BOND INDEX
1/1/92            $10,000  $10,000         $10,000                           $10,000               $10,000
12/31/92          $10,643  $10,768          $8,815                           $10,477               $10,740
12/31/93          $12,482  $11,845         $11,719                           $12,061               $11,787
12/31/94          $12,255  $12,002         $12,664                           $12,782               $11,443
12/31/95          $15,190  $16,503         $14,127                           $15,281               $13,558
12/31/96          $17,475  $20,340         $15,026                           $15,907               $14,050
12/31/97          $20,877  $27,129         $15,335                           $15,229               $15,406
12/31/98          $23,695  $34,930         $18,453                           $17,940               $16,745
12/31/99          $26,380  $42,312         $23,490                           $17,030               $16,607
12/29/00          $24,945  $38,425         $20,211                           $16,582               $18,538
12/31/01          $22,979  $33,862         $15,925                           $15,995               $20,103

This chart illustrates, hypothetically, that $10,000 was invested in the Global Asset Allocation Fund on 1/1/92. As the chart shows, by December 31, 2001, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $22,979. For comparison look at how the Indices did over the same period. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

AVERAGE ANNUAL RETURN                               ENDED
ON INVESTMENT                                       12/31/01
------------------------------------------------------------------
One Year                                                    -7.88%
------------------------------------------------------------------
Five Years                                                  +5.62%
------------------------------------------------------------------
Ten Years                                                   +8.68%
------------------------------------------------------------------

* MSCI EAFE Index consists of more than 900 securities from selected countries in Europe, Australasia and the Far East. Standard & Poor's 500 Index -- Broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks. Salomon Brothers World Government Bond Index -- A measurement of government bonds in ten global markets. Lehman Brothers Aggregate Bond Index -- Composed of securities from Lehman Brothers Government/Credit Bond Index, Mortgage Backed Securities Index, and the Asset-Backed Securities Index. An investor cannot invest directly in the above indexes, which are unmanaged.

                         GLOBAL ASSET ALLOCATION FUND 1

LINCOLN NATIONAL
GLOBAL ASSET ALLOCATION FUND, INC.
STATEMENT OF NET ASSETS(##)
December 31, 2001

                                                       NUMBER      MARKET
COMMON STOCK - 61.1%                                   OF SHARES   VALUE (US$)

------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.9%
------------------------------------------------------------------------------------
     AAR                                                    7,500  $          67,575
  +  Alliant Techsystems                                    2,000            154,400
     Boeing                                                 5,900            228,802
     British Aerospace (United Kingdom)                    33,877            152,474
  +  Career Education                                       3,000            102,840
  +  DRS Technologies                                       5,669            202,100
     Engineered Support Systems                             2,750             94,078
     GenCorp                                               10,100            142,511
     General Dynamics                                         600             47,784
     Honeywell International                                5,100            172,482
  +  Innovative Solutions & Support                         4,700             36,519
     Kaman Class A                                          4,900             76,440
  +  L-3 Communications                                       100              9,000
     Lockheed Martin                                       16,100            751,366
     Northrop                                               6,351            640,208
     Raytheon                                               2,400             77,928
     Rockwell Collins                                         700             13,650
     Textron                                                  200              8,292
------------------------------------------------------------------------------------
                                                                           2,978,449
AUTOMOBILES & AUTOMOTIVE PARTS - 1.0%
------------------------------------------------------------------------------------
     Autoliv (Sweden)                                         400              8,124
  +  AutoNation                                             5,000             61,650
  +  AutoZone                                                 400             28,720
     B.F. Goodrich                                            300              7,986
     Bayerische Motoren Werke (Germany)                    16,737            589,399
     Clarcor                                                2,400             65,160
     Cooper Industries                                      7,300            254,916
     Dana                                                     700              9,716
     Delphi Automotive Systems                              4,700             64,202
     Ford Motor                                            13,000            204,360
     General Motors                                         1,700             82,620
     Genuine Parts                                            400             14,680
     Goodyear Tire & Rubber                                   200              4,762
  +  Group 1 Automotive                                     2,700             76,977
     Honda Motor Limited. (Japan)                          14,100            562,666
  +  Lear                                                     200              7,628
     Pep Boys                                               8,500            145,775
  +  Safety Components                                      1,070              5,083
     Toyota Motor (Japan)                                  34,700            879,017
------------------------------------------------------------------------------------
                                                                           3,073,441
BANKING, FINANCE & INSURANCE - 11.9%
------------------------------------------------------------------------------------
     Abbey National (United Kingdom)                       12,850            183,092
     ABN Amro Holding (Netherlands)                         2,944             47,420
     ACE Limited                                           13,200            529,980
     Acom (Japan)                                           2,700            196,742
     AFLAC                                                  1,400             34,384
     Aiful (Japan)                                          1,400             90,584
     Allianz AG (Germany)                                   4,779          1,129,761
     Allied Irish Banks (Ireland)                          21,189            245,267
     Ambac Financial Group                                  3,100            179,366
     Amcore Financial                                       3,700             82,695
     American Express                                       4,200            149,898
     American Financial Group                                 200              4,910
     American International Group                          18,641          1,480,095
     American National Insurance                              700             58,870
  +  Americredit                                            3,200            100,960
     Amerus Group                                           4,600            164,864
     AmSouth Bancorporation                                   700             13,230
     Anthracite Capital                                    13,400            147,266
     Aon                                                      400             14,208
     Arthur J. Gallagher                                    4,500            155,205
     Astoria Financial                                      4,600            121,716
     Banco Popular Espanol (Spain)                          3,624            119,005
     Bank of America                                       16,000          1,007,200
     Bank of New York                                      17,900            730,320
     Bank One                                               3,200            124,960
     Bankatlantic Bancorp Class A                          16,400            150,552
     Banknorth Group                                        9,200            207,184
     Banque Nationale De Paris (France)                     5,451            487,784
                                                       NUMBER      MARKET
BANKING, FINANCE & INSURANCE (CONT.)                   OF SHARES   VALUE (US$)

------------------------------------------------------------------------------------
     BB&T                                                   3,700  $         133,607
     Bear Stearns                                             200             11,728
  +  Berkshire Hathaway Class B                               140            353,500
  +  Blackrock                                              4,000            166,800
     Brown & Brown                                          4,500            122,850
     Capital One Financial                                  1,100             59,345
     Centennial Bancorp                                     9,450             69,741
     Charles Schwab                                         2,000             30,940
     Charter One Financial                                 18,535            503,225
     Chubb                                                  2,000            138,000
     Cigna                                                  4,600            426,190
     Citigroup                                             60,180          3,037,885
     Citizens Bank                                          6,100            200,568
     City National                                          3,700            173,345
  +  Coinstar                                               2,800             70,000
     Colonial BancGroup                                    12,300            173,307
     Comerica                                              10,600            607,380
     Commerce Group                                         7,100            267,599
     Community First Bankshares                             5,000            128,450
     Compagnie Financiere Richemont AG                     18,100            336,326
  +  Compucredit                                           10,100            118,776
     Conseco                                                  800              3,568
  +  Contifinancial Liquidated Trust                      157,079              9,425
     Countrywide Credit Industries                          1,200             49,164
     Danske Bank A/S (Denmark)                             22,690            364,110
     DBS Group Holdings (Singapore)                        21,282            159,053
  +  Delta Financial Voting Membership                         75             17,814
     Dexia (Belgium)                                       21,600            311,569
     Doral Financial                                        6,000            187,260
     Downey Financial                                       2,800            115,500
     EAST-WEST Bancorp                                      3,400             87,550
     Erie Indemnity Company                                   400             15,396
     Fannie Mae                                            13,450          1,069,275
     FBL Financial Group Class A                            3,100             51,708
     Federated Investors Class B                            3,400            108,392
     Fidelity National Financial                            9,930            246,264
     Fifth Third Bancorp                                    7,075            435,679
     First American Financial                               3,300             61,842
     First Midwest Bancorp                                  5,250            153,248
     First Tennessee National                                 500             18,130
  +  Firstfed Financial                                     5,300            135,839
     Flagstar Bancorp                                       2,400             48,312
     Fleet Boston Financial                                 7,800            284,700
     Freddie Mac                                            8,700            568,980
     Fremont General                                       14,100            110,262
  +  Gabelli Asset Management Class A                       1,450             62,640
     Golden State Bancorp                                     300              7,845
     Golden West Financial                                    100              5,885
     Goldman Sachs Group                                    6,200            575,050
     Greater Bay Bancorp                                      100              2,858
     GreenPoint Financial                                     600             21,450
     Grupo Financiero Bancomer (Mexico)                   113,500            103,986
     Hang Seng Bank (Hong Kong)                             9,700            106,667
     Hartford Financial Services                            4,400            276,452
     Hilb, Rogal & Hamilton                                 1,000             56,050
     Household International                                4,700            272,318
     HSBC Holdings (United Kingdom)                        13,138            153,924
     Hudson United Bancorp                                 14,600            419,020
     Huntington Bancshares                                    200              3,438
     Independent Bank - Michigan                            1,207             33,555
     Independent Bank - Mass                                2,700             58,023
     ING Groep (Netherland)                                61,966          1,580,197
     Interactive Data                                       5,300             74,942
  +  Investment Technology                                    150              5,861
     Investor AB - B Shares (Sweden)                       60,279            657,974
     Irwin Financial                                        9,400            159,800
     Istituto Bancario San Paolo (Italy)                   34,449            369,614
     J.P. Morgan Chase                                     20,100            730,635
     Jefferson-Pilot                                          600             27,762
     John Nuveen                                            2,100            112,308
     Julius Baer Holdings AG-B (Switzerland)                  800            269,839
     KeyCorp                                                  400              9,736
     Legg Mason                                               200              9,996
     Lehman Brothers Holdings                               6,000            400,800
     Loews                                                    100              5,538
     M & T Bank                                             3,100            225,835
     Maf Bancorp                                            1,400             41,300
     Marshall & Ilsley                                        800             50,624
     MBIA                                                   1,500             80,445
     MBNA                                                   3,500            123,200

                         GLOBAL ASSET ALLOCATION FUND 2

                                                       NUMBER      MARKET
BANKING, FINANCE & INSURANCE (CONT.)                   OF SHARES   VALUE (US$)

------------------------------------------------------------------------------------
     Mellon Financial                                      10,200  $         383,724
     Mercantile Bankshares                                  1,900             81,776
     Merrill Lynch & Company                               12,350            643,682
     Metris Companies                                       5,950            152,975
     Metropolitan Life Insurance                              400             12,672
     MGIC Investment                                          500             30,860
     Morgan Stanley Dean Witter                             9,500            531,430
     Muenchener Rueckversicherungs-Gisellschaft
      (Germany)                                             3,729          1,012,692
     National City                                          2,500             73,100
     National Commerce Financial                              400             10,120
     New York Community Bancorp                             5,550            126,929
     Nikko Cordial (Japan)                                 92,000            410,652
     Nordea (Sweden)                                       35,810            189,467
     North Fork Bancorporation                              1,100             35,189
     Northern Trust                                           100              6,022
     Old Republic International                               200              5,602
     ORIX Finance-Leasing (Japan)                           2,500            223,943
     Overseas Chinese Banking (Singapore)                  25,700            153,100
     PMI Group                                              2,300            154,123
     PNC Financial Group                                    3,600            202,320
     Presidential Life                                      5,700            117,192
  +  Principal Financial Group                                700             16,800
     Protective Life                                          200              5,786
     Provident Bankshares                                   7,100            172,530
     Providian Financial                                    4,000             14,200
  +  Prudential Financial                                   1,900             63,061
     Radian Group                                          11,400            489,630
     Regions Financial                                        300              9,012
     Reinsurance Group of America                             100              3,328
     Republic Bancorp                                      13,420            185,867
     Royal Bank of Canada (Canada)                          5,229            169,785
     SEI                                                      500             22,555
     Sky Financial Group                                    5,100            103,734
     Societe Generale (France)                              8,799            492,406
     Sovereign Bancorp                                        800              9,792
     St. Paul                                               1,100             48,367
     Stancorp Financial Group                               1,600             75,600
     State Auto Financial                                   6,000             97,440
     State Street                                             600             31,350
     Sterling Bancshares                                   11,850            148,362
     Stilwell Financial                                       500             13,610
     Student Loan                                           1,000             80,600
     Sun Life Financial Services (Canada)                  16,915            359,758
     Suntrust Banks                                           500             31,350
     Svenska Handelsbanken A Shares (Sweden)               14,529            213,301
     Swiss Re (Switzerland)                                 1,200            120,705
     Synovus Financial                                      3,900             97,695
     T Rowe Price Group                                       200              6,946
     TCF Financial                                            400             19,192
     Torchmark                                                600             23,598
     Toronto-Dominion Bank (Canada)                         9,622            247,625
     Trustmark                                              7,100            172,033
     UBS AG (Switzerland)                                     755             38,108
     UCBH Holdings                                          1,900             54,036
     Unibanco-GDR                                           4,800            107,040
     Unionbancal                                              400             15,200
     UnumProvident                                          1,800             47,718
     US Bancorp                                            49,907          1,044,554
     USA Education                                            300             25,206
     Wachovia                                              13,100            410,816
     Washington Federal                                     7,900            203,662
     Washington Mutual                                     13,850            452,895
     Webster Financial                                      6,500            204,945
     Wells Fargo                                           13,000            564,850
     Westamerica Bancorporation                             1,900             75,183
     Wilmington Trust                                         100              6,331
     XL Capital Class A                                     5,100            465,936
     Zions Bancorp                                            400             21,032
------------------------------------------------------------------------------------
                                                                          38,636,788
BUILDINGS & MATERIALS - 1.0%
------------------------------------------------------------------------------------
     Ameron International                                   2,700            186,840
     Apogee Enterprises                                    13,200            208,824
     Bouygues (France)                                     14,487            474,691
  +  Champion Enterprises                                  10,100            124,331
  +  CRH (Ireland)                                         39,445            696,466
     Crossmann Communities                                  1,300             42,900
                                                       NUMBER      MARKET
BUILDINGS & MATERIALS (CONT.)                          OF SHARES   VALUE (US$)

------------------------------------------------------------------------------------
     Fleetwood Enterprises                                 21,900  $         248,127
     Fluor                                                    300             11,220
     Lafarge SA (France)                                    4,590            428,720
     Lennox International                                   5,400             52,380
     M.D.C. Holdings                                        1,210             45,726
  +  Meritage                                               3,400            174,420
     NVR                                                    1,480            301,920
     Quanex                                                 6,800            192,440
     USG                                                    1,500              8,580
------------------------------------------------------------------------------------
                                                                           3,197,585
BUSINESS SERVICES - 0.7%
------------------------------------------------------------------------------------
     Accenture                                             10,200            274,584
  +  Administaff                                            1,200             32,892
  +  Advisory Board Company                                 1,000             27,700
  +  Cendant                                               13,300            260,813
  +  Clark/Bardes                                           1,400             35,322
     Compass Group (United Kingdom)                        46,924            347,954
  +  Concord EFS                                            1,000             32,780
  +  Convergys                                              1,100             41,239
     Deluxe                                                   600             24,948
  +  Dun & Bradstreet                                         100              3,530
  +  Forrester Research                                     3,500             70,490
  +  Freemarkets                                            4,500            107,865
     H&R Block                                                500             22,350
     Hays (United Kingdom)                                 17,800             54,209
  +  Hotel Reservations Network                               200              9,200
  +  Kforce.com                                             6,900             43,401
  +  Korn/Ferry International                               6,900             73,485
  +  KPMG Consulting                                       25,500            422,534
     Manpower                                                 200              6,742
  +  Right Management Consultants                           6,850            118,505
  +  Sabre Group Holdings                                     100              4,235
  +  Spherion                                               8,200             80,032
  +  URS                                                    4,000            109,640
  +  Watson Wyatt & Company                                 1,700             37,060
------------------------------------------------------------------------------------
                                                                           2,241,510
CABLE, MEDIA & PUBLISHING - 2.1%
------------------------------------------------------------------------------------
     Asatsu-DK (Japan)                                      3,900             76,179
     Banta                                                  2,400             70,848
     Bowne & Company                                        5,200             66,560
  +  Clear Channel Communications                          13,600            692,376
  +  Cox Radio Class A                                        200              5,096
     Donnelley & Sons                                         200              5,938
  +  Echostar Communications Class A                       20,300            557,641
  +  Fox Entertainment Group                               13,300            352,849
     Fuji Television Network (Japan)                           52            209,889
     Harland (John H.) Company                              3,200             70,720
     Havas Advertising (France)                            18,870            136,599
  +  Hispanic Broadcasting                                    200              5,100
     InterPublic Group                                      1,000             29,540
     Knight-Ridder                                            400             25,972
  +  Liberty Media Class A                                 15,400            215,600
     McGraw-Hill                                              500             30,490
     Moody's Investors Services                               400             15,944
     New York Times                                           300             12,975
     Prosieben Sat.1 Media (Germany)                        4,108             19,935
     Publicis Groupe (France)                               5,383            142,592
     Reynolds & Reynolds Class A                              300              7,275
  +  Scholastic                                             4,700            236,551
     Singapore Press Holdings (Singapore)                  15,000            177,092
     The News Corporation                                  21,965            698,707
  +  TMP Worldwide                                          9,250            396,825
     Tribune                                                4,700            175,921
     United Business Media (United Kingdom)                23,107            160,247
  +  Unitedglobalcom                                           44                220
  +  Univision Communications Class A                         400             16,184
  +  USA Networks                                          11,700            319,527
  +  Valassis Communications                                1,800             64,116
  +  Viacom Class B                                        19,362            854,831
     VNU (Netherlands)                                      4,800            147,493
     Wallace Computer Services                              8,700            165,213
     WPP Group (United Kingdom)                            54,359            598,103
------------------------------------------------------------------------------------
                                                                           6,761,148
CHEMICALS - 0.9%
------------------------------------------------------------------------------------
  +  Airgas                                                12,800            193,536
     Akzo Nobel (Netherlands)                               9,708            433,497
     Arch Chemicals                                         2,400             55,680

                         GLOBAL ASSET ALLOCATION FUND 3

                                                       NUMBER      MARKET
CHEMICALS (CONT.)                                      OF SHARES   VALUE (US$)

------------------------------------------------------------------------------------
     BASF (Germany)                                         6,652  $         247,875
     Beckman Coulter                                        1,800             79,740
     BOC Group (United Kingdom)                            24,221            375,778
     Ciba Specialty Chemicals (Switzerland)                 4,660            291,206
     Crompton                                              15,500            139,500
     Dow Chemical                                           2,100             70,938
     DuPont(E.I.)deNemours                                  6,700            284,817
     Eastman Chemical                                         200              7,804
     Englehard                                              9,500            262,960
     Fuller (H.B.)                                          4,600            132,342
     Great Lakes Chemical                                     200              4,856
  +  Hercules                                                 300              3,000
     Omnova Solutions                                      16,900            114,920
     Polyone                                                9,700             95,060
     PPG Industries                                         2,000            103,440
     Rohm & Haas                                            1,300             45,019
     Sherwin-Williams                                         300              8,250
------------------------------------------------------------------------------------
                                                                           2,950,218
COMPUTERS & TECHNOLOGY - 6.2%
------------------------------------------------------------------------------------
  +  1-800-FLOWERS.COM                                      4,900             76,440
  +  Acclaim Entertainment                                  6,300             33,390
  +  Activision                                             9,025            234,740
  +  Acxiom                                                 8,700            151,989
  +  Advent Software                                        1,600             79,920
  +  Aether Systems                                        23,000            211,600
  +  Akamai Technologies                                   36,900            219,186
  +  Alloy                                                  5,000            107,650
  +  American Power Conversion                                400              5,784
  +  Ansoft                                                13,112            191,435
  +  Ansys                                                  6,100            150,365
  +  AOL Time Warner                                       38,200          1,226,220
  +  Ariba                                                  5,600             34,496
     Autodesk                                                 300             11,181
     Automatic Data Processing                              7,600            447,640
  +  Avid Technology                                       13,400            162,810
  +  Barra                                                  1,900             89,471
  +  BEA Systems                                            1,800             27,738
  +  BISYS Group                                            2,300            147,177
  +  BMC Software                                          11,300            184,981
  +  Broadwing                                              1,700             16,150
  +  Brocade Communications Systems                         1,200             39,744
  +  Cadence Design Systems                                   500             10,960
  +  Carreker                                              14,200             83,780
  +  Centillium Communications                              4,400             34,584
  +  CGS Systems International                                300             12,135
  +  Check Point                                            7,200            287,208
  +  Checkfree                                              1,000             18,000
  +  Ciber                                                  5,600             52,920
  +  Cisco Systems                                         73,400          1,329,274
  +  Citrix Systems                                           700             15,862
  +  Clarent                                                9,100              9,100
     Compaq Computer                                       38,100            371,856
     Computer Associates International                      1,300             44,837
  +  Computer Network Technology                            2,700             48,033
  +  Computer Sciences                                      2,700            132,246
  +  Computer Task Group                                    5,700             22,458
  +  Compuware                                                800              9,432
  +  Comverse Technology                                      400              8,948
  +  Cypress Semiconductor                                  1,500             29,895
  +  Dell Computer                                         24,700            671,346
     Diebold                                                  100              4,044
  +  DST Systems                                              200              9,970
  +  Dupont Photomasks                                      6,300            273,735
     Electronic Data Systems                                1,100             75,405
  +  Electronics Arts                                       1,000             59,950
  +  EMC                                                   11,300            151,872
  +  Emulex                                                 5,400            213,354
  +  Filenet                                                5,100            103,479
  +  Fiserv                                                   300             12,696
  +  Gartner Group                                         16,400            191,716
  +  Gateway                                                  500              4,020
     Hewlett-Packard                                       20,200            414,908
  +  Hutchinson Technology                                  2,400             55,728
  +  Hyperion Solutions                                     2,000             39,720
     i2 Technologies                                          400              3,160
  +  Imation                                                9,000            194,220
  +  Inktomi                                                9,000             60,390
     Inter-Tel                                              4,700             90,334
     International Business Machines                        6,000            725,760
                                                       NUMBER      MARKET
COMPUTERS & TECHNOLOGY (CONT.)                         OF SHARES   VALUE (US$)

------------------------------------------------------------------------------------
  +  Iomega                                                12,220  $         102,037
  +  J.D. Edwards and Company                               7,700            126,665
  +  Jabil Circuit                                          7,400            168,128
  +  JDA Software Group                                     2,800             62,580
  +  Juniper Networks                                       3,700             70,115
  +  Kana Software                                          2,440             47,482
  +  Kronos                                                 9,750            471,705
     Linear Technology                                     11,800            460,672
  +  Macromedia                                             4,000             71,200
  +  Magma Design Automation                                  400             12,112
  +  Manufacturers Services                                 9,100             56,875
  +  Mapinfo                                                5,900             92,571
  +  MCAFEE.COM                                             7,400            250,934
  +  Mcdata Class A                                         7,500            183,750
  +  Mentor Graphics                                        8,400            197,988
  +  Micron Technology                                      8,200            254,200
  +  Microsoft                                             45,470          3,013,297
  +  Midway Games                                           3,500             52,535
     Misys (United Kingdom)                                37,559            176,289
     MTS Systems                                           10,000            101,100
  +  Mykrolis                                                 200              3,200
  +  NCR                                                    4,300            158,498
     NDChealth                                              4,500            155,475
  +  Network Associates                                     3,000             77,550
  +  Numerical Technologies                                 2,500             88,000
  +  Oni Systems                                            3,000             18,810
  +  Oracle                                                 5,100             70,431
  +  Overture Services                                      4,900            173,607
  +  Parametric Technology                                  4,200             32,802
  +  PeopleSoft                                             2,200             88,440
  +  PER-SE Technologies                                    5,200             55,900
  +  Perot Systems Class A                                  9,100            185,822
     Pioneer Standard Electronics                           5,900             74,930
  +  Pixar                                                    300             10,788
  +  Quantum - DLT & Storage                                1,600             15,760
  +  READ-RITE                                             23,800            157,318
  +  REGISTER.COM                                          16,600            190,900
  +  Renaissance Learning                                   1,300             39,611
  +  Riverstone Networks                                      410              6,806
  +  Roxio                                                  4,600             76,130
  +  S1                                                    13,800            223,284
  +  Safeguard Scientifics                                 34,000            119,000
  +  Secure Computing                                       2,500             51,375
  +  Semtech                                                2,800             99,932
  +  Siebel Systems                                         6,300            176,274
  +  Silicon Graphics                                      34,100             71,610
     Standard Register                                     11,000            203,830
  +  Storage Technology                                    11,300            233,571
  +  Storagenetworks                                        4,900             30,282
  +  Sun Microsystems                                      24,200            298,628
  +  SunGard Data Systems                                     600             17,358
  +  Sybase                                                 2,210             34,830
  +  Symantec                                                 100              6,633
  +  Synopsys                                                 200             11,814
  +  THQ                                                      700             33,929
     Tietoenator Oyj (Finland)                              8,431            223,332
     Unisys                                                14,700            184,338
  +  Unova                                                 21,500            124,700
  +  VeriSign                                               9,300            353,772
  +  Veritas Software                                       6,275            281,246
  +  Webex Communications                                     700             17,395
  +  Websense                                               1,600             51,312
  +  Western Digital                                       10,000             62,700
  +  Williams Communications                                  411                966
     Xerox                                                  1,300             13,546
  +  Yahoo!                                                   700             12,418
------------------------------------------------------------------------------------
                                                                          20,318,530
CONSUMER PRODUCTS - 1.0%
------------------------------------------------------------------------------------
     Avon Products                                          1,400             65,100
     Black & Decker                                           200              7,546
     Clorox                                                   400             15,820
     Colgate-Palmolive                                      5,800            334,950
     Dial                                                  17,305            296,781
     Fuji Photo Film (Japan)                                6,000            214,253
     Gillete                                                1,400             46,760
  +  Henry Schein                                           1,800             66,654
     International Flavors & Fragrances                       600             17,826
  +  Kadant                                                    18                261

                         GLOBAL ASSET ALLOCATION FUND 4

                                                       NUMBER      MARKET
CONSUMER PRODUCTS (CONT.)                              OF SHARES   VALUE (US$)

------------------------------------------------------------------------------------
     Kao                                                    1,000  $          20,792
     Kimberly-Clark                                         7,100            424,580
  +  Martha Stewart Living Class A                          6,300            103,635
     Mattel                                                 2,800             48,160
     Maytag                                                   200              6,206
     Minnesota Mining & Manufacturing                         700             82,747
     Procter & Gamble                                       2,600            205,738
     Shiseido (Japan)                                       5,000             46,200
     Steelcase Class A                                        400              5,888
     Tyco International                                    19,900          1,172,110
     Walter Industries                                     10,400            117,624
------------------------------------------------------------------------------------
                                                                           3,299,631
CONSUMER SERVICES - 0.1%
------------------------------------------------------------------------------------
     Aaron Rents                                            3,200             52,160
     American Greetings Class A                            10,700            147,446
  +  Education Management                                   1,600             58,000
     Secutitas Ab (Sweden)                                  2,930             55,585
     ServiceMaster                                          4,400             60,720
  +  Weight Watchers International                            100              3,382
------------------------------------------------------------------------------------
                                                                             377,293
ELECTRONICS & ELECTRICAL EQUIPMENT - 4.2%
------------------------------------------------------------------------------------
  +  Affiliated Computer Services                             200             21,226
  +  Alpha Industries                                      15,300            333,540
  +  Analog Devices                                           700             31,073
  +  Anixter International                                  2,700             78,327
  +  Applied Micro Circuits                                   900             10,188
  +  Arrow Electronics                                        600             17,940
  +  Atmel                                                  2,000             15,840
     Avnet                                                  2,200             56,034
  +  Broadcom Class A                                       7,800            319,644
     C&D Technologies                                       1,650             37,703
     Canon (Japan)                                         11,000            378,529
     Checkpoint Systems                                     5,400             72,360
     Cohu                                                   2,500             49,375
     Eaton                                                  1,000             74,410
  +  Electro Rent                                           2,200             28,358
     Emerson Electric                                         600             34,260
  +  Exar                                                   5,400            112,590
  +  Fairchild Semiconductor Class A                        4,900            138,180
  +  Fisher Scientific                                      8,800            256,960
  +  Flextronics International                              4,700            112,753
  +  Flir Systems                                           2,224             84,334
     General Cable                                         18,300            239,730
     General Electric                                      64,303          2,577,263
  +  Integrated Device Technology                           9,500            252,605
     Intel                                                 60,100          1,890,145
  +  Intermagnetics General                                 6,466            167,469
  +  Intersil Holdings                                      7,900            254,775
  +  KLA-Tencor                                             7,600            376,656
  +  Kulicke & Soffa                                        7,200            123,480
  +  Lam Research                                           3,000             69,660
  +  LSI Logic                                                300              4,734
  +  Marvell Technology Group                               6,100            218,502
     Matsushita Electric Works (Japan)                     18,000            148,192
  +  Maxim Integrated Products                              8,600            451,586
  +  Measurement Specialties                                  100                941
  +  Merix                                                  2,200             37,950
  +  Microchip Technology                                     500             19,370
  +  Microsemi                                              1,460             43,362
  +  MIPS Technologies Class A                              6,100             52,704
     Molex                                                    200              6,190
     Motorola                                              21,900            328,938
  +  National Semiconductor                                   400             12,316
     NEC (Japan)                                            2,000             20,403
  +  Novellus Systems                                         200              7,890
  +  Oak Technology                                         9,900            136,125
     Philips Electronics (Netherlands)                      1,060             31,505
  +  Photronics                                             4,290            134,492
  +  PMC - Sierra                                           8,900            189,214
  +  Rambus                                                 4,900             39,151
  +  Recoton                                                5,900             80,240
  +  RF Micro Devices                                      13,400            257,682
     Rohm (Japan)                                           2,100            272,555
     Samsung Electronics (Korea)                            8,027          1,705,012
  +  Sanmina                                                  658             13,094
  +  Silicon Laboratories                                   4,400            148,324
  +  Silicon Storage Technology                            13,300            128,212
     Smiths Industries (United Kingdom)                    17,606            173,601
ELECTRONICS & ELECTRICAL                               NUMBER      MARKET
EQUIPMENT (CONT.)                                      OF SHARES   VALUE (US$)

------------------------------------------------------------------------------------
     Sony (Japan)                                           7,700  $         351,923
  +  Sycamore Networks                                     12,500             67,000
     Symbol Technologies                                    4,800             76,224
     Teleflex                                                 500             23,655
     Texas Instruments                                      2,100             58,800
  +  Trimble Navigation Limited                             2,500             40,525
  +  TriQuint Semiconductor                                 7,000             85,820
     Venture Manufacturing (Singapore)                      3,000             21,608
  +  Vishay Intertechnology                                   300              5,850
  +  Waters                                                   300             11,625
     Whirlpool                                                700             51,331
     X-RITE                                                10,100             85,951
  +  Zygo                                                   2,200             34,980
------------------------------------------------------------------------------------
                                                                          13,792,984
ENERGY - 3.8%
------------------------------------------------------------------------------------
     Amerada Hess                                             300             18,750
     Anadarko Petroleum                                       200             11,370
  +  Aquila                                                   300              5,130
     Baker Hughes                                           2,400             87,528
     Burlington Resources                                     700             26,278
     Cabot Oil and Gas                                      1,800             43,290
     Chevrontexaco                                          3,970            355,752
     Chiles Offshore                                        1,000             19,890
     Conoco                                                15,400            435,820
     Constellation Energy                                   5,300            140,715
     Devon Energy                                           4,900            189,385
     Dynegy                                                13,550            345,525
     El Paso                                                4,200            187,362
     ENSCO International                                      300              7,455
     EOG Resources                                          4,600            179,906
  +  Exco Resources                                         1,800             30,240
     Exxon Mobil                                           48,900          1,921,770
     Frontier Oil                                          21,124            351,503
     Globalsantafe                                          1,862             53,104
     Halliburton                                            1,100             14,410
     Helmerich & Payne                                        900             30,042
  +  Houston Exploration                                    1,100             36,938
  +  Input/Output                                           4,900             40,229
  +  Key Production Company                                 5,700             96,900
     Massey Energy                                            300              6,219
  +  Mirant                                                 2,857             45,769
  +  Nabors Industries                                        200              6,866
     National Fuel Gas                                      2,500             61,750
  +  Newfield Exploration                                   2,300             81,673
     Occidental Petroleum                                   1,100             29,183
     Patina Oil & Gas                                       1,500             41,250
     Peabody Energy                                         3,100             87,389
     Petroleo Brasiliero (Brazil)                           9,778            227,827
     Phillips Petroleum                                     5,720            344,687
  +  Range Resources                                       10,900             49,595
  +  Rowan Companies                                        9,800            189,826
     Royal Dutch Petroleum (Netherlands)                   11,559            566,622
     Schlumberger Limited                                   1,000             54,950
     Sempra Energy                                            500             12,275
     Shell Transport & Trading (United Kingdom)           240,119          1,660,852
  +  Smith International                                      200             10,724
  +  Southwestern Energy                                    7,500             78,000
  +  Spinnaker Exploration                                    700             28,812
     Suncor Energy (Canada)                                 8,666            284,478
     Teco Energy                                              300              7,872
  +  Tom Brown                                              1,200             32,412
     Total Fina Elf SA (France)                            15,282          2,182,579
     Total Fina Elf ZAR - ADR                               5,700            400,368
     Ultramar Diamond Shamrock                                400             19,792
     Unocal                                                 9,300            335,451
     USX-Marathon                                           5,300            159,000
     Valero Energy                                          1,000             38,120
     Vintage Petroleum                                      3,100             44,795
  +  Westport Resources                                     5,200             90,220
     Williams                                               3,500             89,320
     Xcel Energy                                              500             13,870
     Xto Energy                                            11,750            205,625
------------------------------------------------------------------------------------
                                                                          12,117,463
ENVIRONMENTAL SERVICES - 0.5%
------------------------------------------------------------------------------------
  +  Allied Waste Industries                                  700              9,842
     Applera Corporation Biosystems                         9,600            376,992

                         GLOBAL ASSET ALLOCATION FUND 5

                                                       NUMBER      MARKET
ENVIRONMENTAL SERVICES (CONT.)                         OF SHARES   VALUE (US$)

------------------------------------------------------------------------------------
  +  Republic Services - Class A                           19,400  $         387,418
  +  Tetra Technologies                                    12,500            261,875
     Veritas DGC                                            5,900            109,150
     Waste Management                                      12,400            395,684
------------------------------------------------------------------------------------
                                                                           1,540,961
FOOD, BEVERAGE & TOBACCO - 2.9%
------------------------------------------------------------------------------------
     Altadis ZAR (Spain)                                    4,475             76,105
     Anheuser Busch                                         4,900            221,529
     Archer-Daniels-Midland                                 1,155             16,574
  +  Aurora Foods                                             708              3,575
     Brown-Forman-Class B                                   1,900            118,940
     Cadbury Schweppes (United Kingdom)                    27,500            175,803
     Campbell Soup                                            300              8,961
     Coca-Cola                                              6,400            301,760
     Coca-Cola Enterprises                                 19,600            371,224
     Companhia De Bebidas - ADR                             6,614            134,198
     ConAgra                                                  700             16,639
     Darden Restaurants                                     8,900            315,060
     Diageo (United kingdom)                               11,700            133,586
     Dole Food                                              6,000            160,980
     Fleming Companies                                      4,800             88,800
     Fortune Brands                                        10,700            423,613
     General Mills                                          2,200            114,422
     Groupe Danone (France)                                 3,243            395,597
     Heinz (H.J.)                                           8,600            353,632
     Hershey Foods                                            100              6,770
     International Multifoods                               5,400            129,060
     Interstate Bakeries                                    7,000            169,260
     Kellogg Company                                          400             12,040
  +  Korea Tobacco & Gin - GDR 144A                         4,400             33,000
     Kraft Foods Class A                                   10,800            367,524
     McCormick and Company                                    300             12,591
     Nestle SA (Switzerland) Class B                        3,400            724,951
  +  Pathmark Stores                                        3,700             91,242
     Pepsi Bottling Group                                  22,700            533,450
     PepsiCo                                               16,235            790,482
  +  Performance Food Group                                 5,600            196,952
     Philip Morris                                         39,600          1,815,661
     RJ Reynolds Tobacco Holdings                             700             39,410
     Ruddick                                                3,800             60,762
     Sara Lee                                               1,100             24,453
  +  Smithfield Foods                                       5,600            123,424
     South African Breweries                               10,800             73,090
     Supervalu                                              1,000             22,120
     Sysco                                                  1,600             41,952
     Tesco (United Kingdom)                               113,892            411,910
     Tyson Food - Class A                                   2,304             26,611
  +  United Natural Foods                                   4,900            122,500
     UST                                                      400             14,000
------------------------------------------------------------------------------------
                                                                           9,274,213
HEALTHCARE & PHARMACEUTICALS - 9.6%
------------------------------------------------------------------------------------
     Abbott Laboratories                                    7,100            395,825
  +  Advancepcs                                             1,400             41,090
  +  Albany Molecular Research                              3,500             92,715
     Allergan                                               3,400            255,170
     American Home Products                                15,700            963,352
  +  Amgen                                                 15,550            877,642
  +  AMN Healthcare Services                                  565             15,481
  +  Andrx Group                                            3,900            274,599
  +  Anthem                                                 7,800            386,100
  +  Apogent Technologies                                     400             10,320
  +  Applied Molecular Evolution                            3,400             41,854
  +  Apria Healthcare Group                                 8,900            222,411
     Arrow International                                    1,300             51,922
     AstraZeneca (United Kingdom)                          41,272          1,863,886
     AstraZeneca ADR                                          400             18,640
     Aventis (France)                                       4,184            297,103
  +  Barr Laboratories                                      1,800            142,848
     Bausch & Lomb                                            200              7,532
     Baxter International                                   1,400             75,082
     Becton Dickinson                                         800             26,520
  +  Beverly Enterprises                                   14,400            123,840
  +  Biogen                                                   300             17,205
  +  Biosite                                                2,475             45,466
  +  Biovail                                                1,099             61,819
     Bristol-Myers Squibb                                  11,000            561,000
  +  Bruker Daltonics                                       1,500             24,525
                                                       NUMBER      MARKET
HEALTHCARE & PHARMACEUTICALS (CONT.)                   OF SHARES   VALUE (US$)

------------------------------------------------------------------------------------
     C.R. Bard                                                200  $          12,900
     Cardinal Health                                        1,200             77,592
  +  Caremark RX                                           14,600            238,126
  +  Celgene                                                  100              3,192
  +  Chiran Bio-Tech                                        1,000             43,840
  +  CIMA Labs                                              1,250             45,188
  +  Closure Medicaloration                                 2,700             63,072
     Cobalt                                                10,700             68,266
  +  Cytyc                                                  3,100             80,910
  +  Davita                                                19,300            471,885
  +  Dendreon                                               3,500             35,245
     Dentsply International                                   200             10,040
     Diagnostic Products                                    7,140            313,803
  +  Digene                                                 2,900             85,550
     Edwards Lifesciences                                   4,600            127,098
  +  Elan (Ireland)                                         9,906            458,656
  +  Elan PLC - ADR                                         1,100             49,566
     Eli Lilly                                             14,150          1,111,341
  +  Enzon                                                  5,650            317,982
  +  Forest Laboratories                                      300             24,585
  +  Genentech                                                300             16,275
  +  Genta                                                  5,100             72,573
  +  Gentiva Health Services                                7,300            160,235
  +  Genzyme - General Division                             1,710            102,361
     GlaxoSmithKline (United Kingdom)                      48,070          1,204,730
  +  Guilford Pharmaceuticals                               4,700             56,400
  +  Haemonetics                                            3,400            115,328
  +  Harvard Bioscience                                     5,600             55,664
     HCA                                                   14,800            570,392
  +  Health Management Associates
      Class A                                                 600             11,040
  +  Health Net                                               400              8,712
  +  Healthsouth                                            2,000             29,640
  +  Human Genome Sciences                                    200              6,744
  +  Humana                                                12,400            146,196
  +  IDEC Pharmaceuticals                                     100              6,893
  +  Ilex Oncology                                            900             24,336
  +  Impax Laboratories                                     4,000             53,760
     IMS Health                                               900             17,559
  +  Integra Lifesciences Holding                           5,300            139,602
  +  Inverness Medical Innovation                             380              6,859
  +  Invitrogen                                             3,450            213,659
  +  Isis Pharmaceuticals                                  10,500            232,995
  +  Ivax                                                     125              2,518
     Johnson & Johnson                                     27,672          1,635,414
  +  K V Pharmaceutical Class B                             2,400             77,904
  +  King Pharmaceuticals                                  12,300            518,199
  +  Kos Pharmaceuticals                                    2,400             83,040
  +  Lifepoint Hospitals                                    1,300             44,252
  +  Ligand Pharmaceuticals Class B                         6,100            109,190
  +  Magellan Health Services                               8,800             55,880
  +  Martek Biosciences                                     2,700             58,725
  +  Maxygen                                                4,400             77,308
     McKesson                                               6,000            224,400
  +  Medicis Pharmaceutical Class A                           700             45,213
  +  Medimmune                                              8,000            370,800
     Medtronic                                             15,400            788,634
     Mentor                                                10,500            299,880
     Merck & Company                                       24,100          1,417,080
  +  Mid Atlantic Medical Services                         15,700            356,390
     Millipore                                                200             12,140
     Mylan Laboratories                                       300             11,250
  +  NBTY                                                   8,900            104,130
     Novartis AG (Switzerland)                             15,545            561,783
  +  Novoste                                                8,400             73,416
  +  Ocular Sciences                                        7,300            170,090
     Owens & Minor                                          2,300             42,550
  +  Oxford Health Plans                                    1,200             36,168
  +  Pacificare Health Systems                              4,500             72,000
  +  Perrigo Company                                       45,500            537,810
     Pfizer                                                69,550          2,771,567
  +  Pharmaceutical Product Development                     9,900            319,869
     Pharmacia                                              7,119            303,626
  +  Pharmacopeia                                           2,700             37,503
  +  Pharmacyclics                                          1,200             11,928
  +  Possis Medical                                         8,300            144,586
  +  PSS World Medical                                     11,900             97,104
  +  Quintiles Transnational                                  300              4,824
  +  Respironics                                            1,400             48,496

                         GLOBAL ASSET ALLOCATION FUND 6

                                                       NUMBER      MARKET
HEALTHCARE & PHARMACEUTICALS (CONT.)                   OF SHARES   VALUE (US$)

------------------------------------------------------------------------------------
  +  Rightchoice Managed Care                               1,700  $         118,983
     Sankyo (Japan)                                        10,000            171,296
     Sanofi-Synthelabo (France)                            20,674          1,542,600
     Schering-Plough                                       42,300          1,514,763
  +  Sequenom                                              11,900            126,973
     Shionogi (Japan)                                       9,000            153,823
  +  Sicor                                                  6,200             97,216
  +  Sierra Health Services                                 5,600             45,360
  +  SRI/Surgical Express                                   4,500             72,000
  +  St Jude Medical                                          200             15,530
     Stryker                                                  300             17,511
  +  Sybron Dental Specialties                                100              2,158
     Synthes Stratec (Switzerland)                            142             98,872
  +  Techne                                                 2,000             73,700
  +  Tenet Healthcare                                       1,100             64,592
  +  Theragenics                                           10,000             98,600
  +  Thoratec                                               1,500             25,500
  +  Trigon Healthcare                                      4,100            284,745
     UnitedHealth Group                                     1,800            127,386
  +  US Oncology                                           12,700             95,758
  +  Varian Associates                                      4,350            309,981
  +  Ventana Medical Systems                                3,900             88,218
  +  WebMD                                                 18,900            133,434
  +  Wellpoint Health Networks                              2,050            239,543
  +  Zimmer Holdings                                        9,670            295,322
------------------------------------------------------------------------------------
                                                                          31,124,268
INDUSTRIAL MACHINERY - 0.8%
------------------------------------------------------------------------------------
     Applied Industrial                                     2,800             52,220
  +  Applied Materials                                      1,800             72,180
     Caterpillar                                              500             26,125
  +  Celestica                                              4,800            193,872
  +  FEI Company                                            6,600            207,966
  +  Gardner Denver                                         3,500             78,120
     Gerber Scientific                                      9,000             83,700
     Grainger (W.W.)                                        7,780            373,440
  +  Hydril                                                 1,400             24,682
     Illinois Tool Works                                    1,700            115,124
     Ingersoll-Rand                                           400             16,724
     Lincoln Electric Holdings                              5,600            136,864
     Milacron                                               2,400             37,944
     Nacco Industries Class A                               1,100             62,469
     Pall                                                   4,600            110,676
     Parker Hannifin                                        4,200            192,822
     Pentair                                                3,100            113,181
     Rockwell International                                   600             10,716
     Roper Industries                                       1,500             74,250
     Sandvik (Sweden)                                      11,358            243,083
  +  Semitool                                               5,900             67,732
     Steward & Stevens                                      1,700             31,977
     Tecumseh Products Class A                              1,600             81,008
     Tennant                                                1,500             55,650
  +  Thermo Electron                                          300              7,158
  +  Viasys Healthcare                                         43                869
------------------------------------------------------------------------------------
                                                                           2,470,552
LEISURE, LODGING & ENTERTAINMENT - 1.3%
------------------------------------------------------------------------------------
     Accor (France)                                         6,883            250,232
     Amc Entertainment                                      7,700             92,400
  +  Applica                                                6,600             59,466
  +  Argosy Gaming Company                                 16,200            526,823
     CBRL Group                                             7,900            232,576
     Eastman Kodak                                            600             17,658
  +  Grupo Televisa SA GDR                                  5,310            229,286
  +  Gtech Holdings                                         5,400            244,566
     Harley-Davidson                                        5,950            323,145
  +  Harrah's Entertainment                                   100              3,701
  +  International Game Technology                          3,600            245,880
     International Speedway Class A                           200              7,820
  +  Macrovision                                            4,600            162,012
     Marriott International Class A                         3,300            134,145
     McDonald's                                            15,800            418,226
  +  Memberworks                                            3,550             49,736
  +  MGM Grand                                                400             11,548
     Nintendo (Japan)                                       1,900            332,710
     Nippon Television Network (Japan)                        600            127,774
     Royal Caribbean Cruises                                4,300             69,660
     Television Francaise (France)                          9,678            244,645
     Walt Disney                                           22,600            468,271
LEISURE, LODGING &                                     NUMBER      MARKET
ENTERTAINMENT (CONT.)                                  OF SHARES   VALUE (US$)

------------------------------------------------------------------------------------
     Wendy's International                                    400  $          11,668
------------------------------------------------------------------------------------
                                                                           4,263,948
METALS & MINING - 0.6%
------------------------------------------------------------------------------------
     Alcan Aluminium (Canada)                               1,000             35,803
     Alcoa                                                  2,200             78,210
     Arch Coal                                              2,400             54,480
     BHP Billiton (Australia)                              49,685            267,054
     BHP Billiton PLC (United Kingdom)                     38,200            192,919
     Carpenter Technology                                   3,300             87,846
  +  Freeport-McMoRan Copper & Gold Class B                 9,200            123,188
  +  Material Sciences                                      2,100             21,252
     Newmont Mining                                           400              7,644
  +  NS Group                                               4,300             32,164
     Nucor                                                    200             10,592
     Pohang Iron & Steel                                    6,740            155,020
     Pohang Iron & Steel (South Korea)                        230             21,363
     Reliance Steel & Aluminum                              2,400             63,000
     Rio Tinto (Australia)                                  7,982            152,023
     Rio Tinto (United Kingdom)                             7,225            138,276
     Ryerson Tull                                           6,300             69,300
  +  Stillwater Mining Company                              4,700             86,950
     Usec                                                  15,100            108,116
     Worthington Industries                                 9,000            127,800
------------------------------------------------------------------------------------
                                                                           1,833,000
MISCELLANEOUS - 0.3%
------------------------------------------------------------------------------------
  +  Emcor Group                                            5,000            227,000
  +  Mettler-Toledo International                           1,575             81,664
  +  Petsmart                                              46,200            454,608
  +  SBS Technologies                                       4,300             62,651
------------------------------------------------------------------------------------
                                                                             825,923
PACKAGING & CONTAINERS - 0.2%
------------------------------------------------------------------------------------
     Bemis                                                    100              4,918
  +  Owens                                                 11,600            115,884
  +  Sealed Air                                               300             12,246
  +  Smurfit-Stone Container                               16,400            261,908
     Sonoco Products                                        8,900            236,562
     Temple-Inland                                            100              5,673
------------------------------------------------------------------------------------
                                                                             637,191
PAPER & FOREST PRODUCTS - 0.4%
------------------------------------------------------------------------------------
     Abitibi-Consolidated                                  21,200            155,184
     Boise Cascade                                          4,000            136,040
     Georgia-Pacific                                          900             24,849
     Glatfelter                                             3,800             59,204
     International Paper                                    8,100            326,835
     Mead                                                     400             12,356
     Stora Enso Oyj (Finland)                              23,917            306,232
     Weyerhaeuser                                           3,200            173,056
     Willamette Industries                                    300             15,636
------------------------------------------------------------------------------------
                                                                           1,209,392
REAL ESTATE - 0.8%
------------------------------------------------------------------------------------
     Alexandria R.E. Equities                               1,100             45,210
     Annaly Mortgage Management                            12,800            204,800
     Archstone - Smith Trust                                6,700            176,210
     AvalonBay Communities                                    200              9,462
     Boston Properties                                      1,000             38,000
     Cheung Kong (Hong Kong)                               69,000            716,736
     Duke Realty                                              300              7,299
     Equity Office Properties Trust                         9,099            273,698
     Equity Residential Properties                         21,100            605,781
  +  Host Marriott                                          1,100              9,900
     LNR Property                                           4,900            152,782
     Mills                                                  1,300             34,424
     National Golf Properties                              12,600            111,762
     Ryland Group                                             800             58,560
  +  Security Capital Group Class B                           500             12,685
     Starwood Hotels & Resorts Worldwide                      600             17,910
     Vornado Realty Trust                                     200              8,320
------------------------------------------------------------------------------------
                                                                           2,483,539
RETAIL - 3.2%
------------------------------------------------------------------------------------
  +  7-Eleven                                               6,700             78,457
  +  99 Cents Only Stores                                   5,900            224,790
  +  Action Performance                                    14,023            429,244
     Albertson's                                              800             25,192

                         GLOBAL ASSET ALLOCATION FUND 7

                                                       NUMBER      MARKET
RETAIL (CONT.)                                         OF SHARES   VALUE (US$)

------------------------------------------------------------------------------------
  +  Ameriking                                                 75  $               1
  +  Bed Bath & Beyond                                     13,400            454,260
  +  Best Buy                                                 400             29,792
     Brown Shoe Company                                     5,500             89,320
     Burlington Coat Factory Warehouse                     11,900            199,920
     Circuit City Stores                                      200              5,190
     CVS                                                      300              8,880
  +  Dollar Tree Stores                                       200              6,182
  +  eBay                                                   3,600            240,840
     Fast Retailing (Japan)                                 1,300            115,657
  +  Federated Department Stores                            5,600            229,040
  +  Foot Locker                                           15,800            247,270
     Fred's                                                 4,650            190,464
     Gap                                                    2,200             30,668
  +  Great Atlantic & Pacific Tea                           4,000             95,120
     Home Depot                                             3,600            183,636
     Ikon Office Solutions                                 17,900            209,251
     Intimate Brands                                       10,000            148,600
     J.C. Penney                                            6,500            174,850
  +  K Mart                                                   600              3,276
     Kingfisher (United Kingdom)                            3,900             22,491
  +  Kohl's                                                 9,000            633,960
  +  Kroger                                                13,800            288,006
  +  Lands' End                                             2,300            115,368
     Limited                                               14,000            206,080
     Longs Drug Stores                                      7,000            163,660
     Lowe's Companies                                      13,100            607,971
     May Department Stores                                  2,700             99,846
     Metro (Germany)                                        6,523            229,419
  +  Office Depot                                          26,000            482,040
  +  Officemax                                              8,400             37,800
  +  Panera Bread                                             700             36,428
     Regis                                                  2,100             54,138
  +  Rent-A-Center                                          3,500            117,495
     Rite Aid                                              48,500            245,410
     Ross Stores                                              400             12,832
  +  Safeway                                                2,200             91,850
     Sears, Roebuck                                           700             33,348
  +  Shopko Stores                                          6,200             58,900
     Spiegel Class A                                        6,000             27,300
  +  Staples                                                3,300             61,710
  +  Starbucks                                             15,000            285,750
     Target                                                 1,300             53,365
     The Swatch Group AG (Switzerland)                      4,210             83,427
     The Swatch Group AG Class B (Switzerland)              1,810            162,712
     The Talbots                                           11,500            416,875
     TJX Companies                                          5,200            207,272
  +  Toys R Us                                                200              4,148
  +  Tricon Global Restaurants                              2,100            103,320
     Tupperware                                             2,000             38,500
     VF                                                       200              7,802
     Wal-Mart Stores                                       23,600          1,358,179
     Walgreen                                               1,200             40,392
     Weis Markets                                           1,100             30,756
  +  Wet Seal Class A                                      15,650            368,558
  +  Whole Foods Market                                       400             17,424
------------------------------------------------------------------------------------
                                                                          10,224,432
TELECOMMUNICATIONS - 4.2%
------------------------------------------------------------------------------------
  +  Adelphia Communications                                  800             24,944
     Alltel                                                 3,000            185,190
  +  American Tower Class A                                   200              1,894
     AT&T                                                   8,900            161,446
  +  AT&T Wireless Services                                 6,364             91,451
     BellSouth                                             17,900            682,885
  +  Boston Communications Group                            3,900             44,265
     CenturyTel                                               200              6,560
  +  China Telecom (Hong Kong)                             21,800             76,740
  +  Comcast - Special Class A                              1,100             39,600
  +  Commonwealth Telephone Enterprises                     2,500            113,750
  +  Copper Mountain Networks                              16,600             28,054
  +  Davox                                                  5,700             55,119
     Ericsson LM B Shares (Sweden)                        112,792            612,901
  +  General Communication Class A                         11,700             99,801
  +  Itron                                                  3,700            112,110
     Japan Telecom (Japan)                                      1              2,999
  +  JNI                                                    7,400             61,494
  +  Korea Telecom ADR                                     18,122            368,420
                                                       NUMBER      MARKET
TELECOMMUNICATIONS (CONT.)                             OF SHARES   VALUE (US$)

------------------------------------------------------------------------------------
  +  Level 3 Communications                                 1,100  $           5,500
     Lucent Technologies                                    8,100             50,949
  +  Metro One Telecommunications                           6,850            207,213
  +  Network Appliance                                      4,700            102,789
  +  NEXTEL Communications                                    900              9,864
  +  NMS Communications                                     6,400             30,848
     Nokia                                                    600             14,718
     NTT DoCoMo (Japan)                                       119          1,398,291
  +  Orange (France)                                       15,160            137,414
     Performance Technologies                               5,600             74,592
  +  Plantronics                                            1,500             38,460
  +  Portugal Telecom (Portugal)                           11,989             93,406
  +  QUALCOMM                                              12,900            651,450
     Qwest Communications International                    25,000            353,250
  +  RCN                                                   16,400             48,052
  +  Rural Cellular Class A                                 3,050             67,863
     SBC Communications                                    34,900          1,367,033
     Scientific-Atlanta                                       200              4,788
     SK Telecom ADR                                         4,900            105,938
     SK Telecom (Korea)                                       240             48,968
  +  Somera Communications                                  9,300             70,215
  +  Spectralink                                            2,100             35,973
  +  Sprint PCS                                            15,900            388,119
  +  Symmetricom                                           14,700            111,867
     TDC A/S (Denmark)                                      4,282            152,555
     Telecom Corporation of New Zealand                     8,400             17,489
     Telecom Italia Mobile Spa (Italy)                     66,241            369,811
     Telecom Italia Spa (Italy)                            54,100            289,024
     Telefonica (Spain)                                    29,006            388,179
     Telefonos De Mexico ADR                               10,262            359,375
     Telephone & Data Systems                                 200             17,950
  +  Time Warner Telecom Class A                            2,900             51,301
  +  United States Cellular                                   100              4,525
     Verizon Communications                                26,000          1,233,960
     Vodafone Group (United Kingdom)                      729,081          1,904,682
  +  Western Wireless Class A                                 600             16,951
  +  Worldcom                                              29,036            408,827
     Worldcom - MCI Group                                     209              2,654
------------------------------------------------------------------------------------
                                                                          13,404,466
TEXTILES, APPAREL & FURNITURE - 0.4%
------------------------------------------------------------------------------------
     Albany International                                   4,800            104,160
     American Woodmark                                      6,743            362,436
  +  CHICO'S Fas                                            1,950             77,415
     Gucci Group (Netherlands)                              4,248            360,655
     HON Industries                                         1,800             49,770
     Interface Class A                                      6,600             37,026
     Johnson Controls                                         300             24,225
  +  Jones Apparel Group                                      500             16,585
     Leggett & Platt                                          500             11,500
     Newell Rubbermaid                                      2,600             71,682
  +  Reebok International                                   1,800             47,700
     Wolverine World Wide                                   6,500             97,825
------------------------------------------------------------------------------------
                                                                           1,260,979
TRANSPORTATION & SHIPPING - 0.5%
------------------------------------------------------------------------------------
     Airborne                                              14,900            220,967
  +  AMR                                                      100              2,217
  +  Atlantic Coast Airlines                                2,400             55,896
     Brunswick                                                200              4,352
     Burlington Northern Santa Fe                           1,500             42,795
  +  Continental Airlines Class B                             200              5,242
     CSX                                                    3,500            122,675
     Delta Air Lines                                          200              5,852
     Deutsche Post (Germany)                               14,502            200,145
     Expeditors International                                 200             11,390
  +  Fedex                                                    500             25,940
     Gatx                                                     200              6,504
  +  Gulfmark Offshore                                      2,400             67,944
  +  Kansas City Southern                                     100              1,413
     Singapore Airlines (Singapore)                         1,000              5,957
     Tidewater                                              1,000             33,900
     TNT Post Group (Netherlands)                           6,100            131,984
     Union Pacific                                          9,100            518,700
------------------------------------------------------------------------------------
                                                                           1,463,873
UTILITIES - 1.6%
------------------------------------------------------------------------------------
     AGL Resources                                          2,700             62,154
     American Electric Power                                  200              8,706
     Atmos Energy                                           1,900             40,375

                         GLOBAL ASSET ALLOCATION FUND 8

                                                       NUMBER      MARKET
UTILITIES (CONT.)                                      OF SHARES   VALUE (US$)

------------------------------------------------------------------------------------
     Black Hills                                            4,800  $         162,432
     Cinergy                                                6,925            231,503
  +  Citizens Communications                                6,500             69,290
     CMS Energy                                             1,800             43,254
     Consolidated Edison                                      600             24,216
     Dominion Resources                                     2,400            144,240
     DPL                                                   11,000            264,880
     DTE Energy                                               700             29,358
     Duke Energy                                            6,000            235,560
     Edison International                                   6,800            102,680
     Entergy                                                8,400            328,524
     Exelon                                                   700             33,516
     FirstEnergy                                            3,100            108,438
     FPL Group                                              1,600             90,240
     Hong Kong & China Gas (Hong Kong)                     70,400             86,219
     Hong Kong Electric (Hong Kong)                        57,600            214,213
     Keyspan                                                  300             10,395
     Korea Electric Power (South Korea)                    15,830            261,523
  +  Montana Power                                         15,900             91,425
     Nippon Telegraph & Telephone (Japan)                      42            136,838
     Northeast Utilities                                    6,500            114,595
     Nstar                                                    100              4,485
     PG&E                                                   4,900             94,276
     PNM Resources                                          9,750            272,513
     Potomac Electric Power                                   200              4,514
     PPL                                                    1,700             59,245
     Progress Energy                                        8,600            387,258
     Public Service Enterprise Group                          700             29,533
     Puget Energy                                             100              2,189
     Reliant Energy                                        11,500            304,980
     Scottish Power (United Kingdom)                       67,063            370,649
     Sierra Pacific Resources                              12,500            188,125
     Southern                                                 900             22,815
     Sprint                                                14,600            293,168
     Tokyo Gas (Japan)                                     45,000            120,517
     TXU                                                      800             37,720
     Unisource Energy                                       7,200            130,968
     Utilicorp United                                         700             17,619
     Wisconsin Energy                                         200              4,512
------------------------------------------------------------------------------------
                                                                           5,239,660
TOTAL COMMON STOCK
 (Cost $172,767,218)                                                     197,001,437
------------------------------------------------------------------------------------

LONG-TERM DEBT                                         PRINCIPAL
INVESTMENTS - 25.4%                                    AMOUNT

-------------------------------------------------------------------------------
BONDS - 22.7%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.5%
-------------------------------------------------------------------------------
     Lockheed Martin
      8.50% 12/1/29                                    $  395,000       472,978
     Raytheon
      6.75% 8/15/07                                       295,000       305,842
      8.30% 3/1/10                                        130,000       144,450
     Sequa
      8.875% 4/1/08                                       770,000       723,799
      9.00% 8/1/09                                         80,000        76,000
-------------------------------------------------------------------------------
                                                                      1,723,069
AGENCY MORTGAGE-BACKED SECURITIES - 4.8%
-------------------------------------------------------------------------------
     Federal Home Loan Mortgage Corporation (Gold)
      7.50% 10/1/29                                     1,073,366     1,113,953
      8.50% 7/1/28                                        214,119       230,446
     Fannie Mae
      5.50% 8/1/14                                        265,243       262,839
      6.00% 4/1/16                                         44,195        44,347
      6.00% 8/1/16                                      2,133,914     2,141,249
      6.50% 5/1/31                                        341,910       343,537
      6.50% 6/1/31                                        286,254       286,790
      6.50% 11/1/31                                     1,427,041     1,429,716
      7.50% 7/1/07                                        113,978       119,392
      7.50% 3/1/31                                         77,142        79,721
      8.00% 4/1/25                                        577,868       611,999
      8.00% 3/1/26                                         26,181        27,670
      8.00% 8/1/26                                        431,563       457,052
AGENCY MORTGAGE-BACKED                                 PRINCIPAL   MARKET
SECURITIES (CONT.)                                     AMOUNT      VALUE (US$)

-------------------------------------------------------------------------------
     Fannie Mae 30 Year TBA
      6.00% 1/1/30                                     $1,978,000  $  1,933,495
     Fannie Mae Adjustable Rate Mortgage
      6.606% 9/1/31                                       828,770       853,633
     Fannie Mae Pool 589496
      6.50% 8/1/31                                        795,054       796,545
     GNMA
      6.50% 3/15/28                                       257,869       259,803
      6.50% 5/15/29                                       374,451       376,557
      6.50% 8/15/29                                       453,968       456,522
      6.50% 6/15/31                                       565,552       568,379
      6.50% 11/15/31                                      390,039       391,989
      7.00% 4/15/26                                       137,308       140,912
      7.00% 10/15/26                                      138,146       141,945
      7.00% 6/15/27                                       112,900       115,687
      7.00% 12/15/27                                       79,134        81,087
      7.00% 4/15/28                                       707,333       724,575
      7.50% 4/15/29                                        31,530        32,712
      7.50% 1/15/30                                       290,813       301,628
      7.50% 10/20/30                                       56,746        58,537
      8.00% 10/15/22                                      246,800       262,533
      8.00% 12/15/23                                      926,634       985,996
      8.00% 8/15/25                                       114,463       121,367
      11.00% 12/15/15                                      50,620        58,640
-------------------------------------------------------------------------------
                                                                     15,811,253
ASSET-BACKED SECURITIES - 0.8%
-------------------------------------------------------------------------------
     Ace Securities Series 2001-HE1 M2
      3.503% 11/20/31                                     120,000       118,519
  #  Asset Backed Securities Corporation
      Series 2001-HE3
      6.50% 11/15/31                                    1,069,129       107,550
      2002-HE1 6.50% 2/15/32                              387,000        44,059
     Conseco Finance Securitizations Series 2000-4
      Class A6
      8.31% 5/1/32                                        495,000       506,316
      2000-5 Class A6
      7.96% 2/1/32                                        425,000       447,314
  #   2001-3
       2.50% 5/1/33                                     1,295,000       118,978
  #   2001-4
       2.50% 9/1/33                                       745,000        50,753
     Conseco Finance Series 2001-4 A4
      7.36% 9/1/33                                         75,000        74,625
     Hyundai Auto Receivables Trust Series 2001-A
      Class D
      6.25% 8/15/08                                       110,000       110,421
     Lehman ABS Manufacturing Housing Contract
      Series 2001-B A6
      6.467% 8/15/28                                      114,000       107,944
     Morgan Stanley Dean Witter Capital
      Series 2001-AM1 M2
      3.508% 10/25/31                                     115,000       113,922
     2001-XLF D
      3.67% 10/7/13                                        60,000        59,898
  #  Oakwood Mortgage Series 2001-E
      6.00% 11/15/09                                      150,000        35,689
  #  Residential Asset Securities
      Corporation Series 2001-KS3
      5.00% 3/25/04                                     1,270,000        79,970
     Vanderbelt Mortgage Finance Series 2000-B IA4
      8.525% 3/7/25                                        45,000        50,177
      2001-B A4
       6.62% 6/7/27                                       275,000       268,794
      Xerox Equipment Lease Series 2001-1A
       5.829% 2/15/08                                     196,561       197,544
-------------------------------------------------------------------------------
                                                                      2,492,473
AUTOMOBILES & AUTOMOTIVE PARTS - 0.5%
-------------------------------------------------------------------------------
      Daimlerchrysler Holdings
       8.50% 1/18/31                                      510,000       545,958
      Dana
       6.25% 3/1/04                                        50,000        45,624
      Dana 144A
       9.00% 8/15/11                                      250,000       232,806
      Ford Motor
       6.625% 10/1/28                                     380,000       316,077
      Lear
       8.11% 5/15/09                                       30,000        30,391

                         GLOBAL ASSET ALLOCATION FUND 9

                                                       PRINCIPAL   MARKET
AUTOMOBILES & AUTOMOTIVE PARTS (CONT.)                 AMOUNT      VALUE (US$)

-------------------------------------------------------------------------------
      Lear Series B
       7.96% 5/15/05                                   $   50,000  $     50,743
      Navistar International
       8.00% 2/1/08                                       110,000       107,250
      Visteon
       8.25% 8/1/10                                       165,000       171,053
-------------------------------------------------------------------------------
                                                                      1,499,902
BANKING, FINANCE & INSURANCE - 3.1%
-------------------------------------------------------------------------------
  *   Amresco Series 97-A
       10.00% 3/15/04                                       6,000         1,530
      Associates Corporation 6.25% 11/1/08                480,000       490,840
      Bank of America
       7.40% 1/15/11                                      910,000       977,336
      Bank One
       6.00% 8/1/08                                       435,000       436,974
      Calair LLC/Calair Capital
       8.125% 4/1/08                                      240,000       177,600
      Citigroup
       6.50% 1/18/11                                      190,000       195,800
       6.625% 1/15/28                                     185,000       181,634
      Colonial Bank
       9.375% 6/1/11                                      190,000       200,229
      Colonial Capital II
       8.92% 1/15/27                                       35,000        31,717
      First Union Capital II Series A
       7.95% 11/15/29                                     435,000       447,745
      Fleetboston Financial
       7.25% 9/15/05                                      590,000       636,819
      Ford Motor Credit
        5.80% 1/12/09                                      20,000        18,225
        6.50% 1/25/07                                     380,000       372,159
        7.375% 10/28/09                                   725,000       715,318
      General Motors Acceptance
       5.75% 11/10/03                                     305,000       310,621
       6.125% 9/15/06                                     450,000       445,835
       6.625% 10/1/02                                     190,000       194,765
       6.875% 9/15/11                                     390,000       382,693
      GS Escrow
       7.125% 8/1/05                                      760,000       762,956
      Household Finance
       8.00% 5/9/05                                       270,000       289,747
      Midland Funding
       10.33% 7/23/02                                       8,778         8,810
       13.25% 7/23/06                                      50,000        57,625
      Midland Funding II
       11.75% 7/23/05                                      70,000        76,388
      Morgan Stanley Dean Witter
       6.75% 4/15/11                                      465,000       476,544
      National City Bank
       6.25% 3/15/11                                      445,000       439,357
      Nisource Finance
       7.625% 11/15/05                                    225,000       235,324
      Port Arthur Finance
       12.50% 1/15/09                                      10,000        10,350
      Provident Capital Trust I
       8.60% 12/1/26                                       35,000        32,501
      Qwest Capital Funding
       7.90% 8/15/10                                      235,000       239,445
      Sovereign Bancorp
       10.50% 11/15/06                                  1,130,000     1,220,399
      Webster Capital Trust I
       9.36% 1/29/27                                        5,000         4,446
      Willis Corroon
       9.00% 2/1/09                                        30,000        31,350
-------------------------------------------------------------------------------
                                                                     10,103,082
BUILDING & MATERIALS - 0.2%
-------------------------------------------------------------------------------
      American Standard
       7.125% 2/15/03                                     125,000       127,500
       7.625% 2/15/10                                     130,000       131,300
      DR Horton
       8.00% 2/1/09                                        25,000        24,875
       10.00% 4/15/06                                      35,000        36,225
      KB Home
       9.50% 2/15/11                                      110,000       112,750
      K Hovnanian Enterprise
       9.125% 5/1/09                                       30,000        30,300
                                                       PRINCIPAL   MARKET
BUILDING & MATERIALS (CONT.)                           AMOUNT      VALUE (US$)

-------------------------------------------------------------------------------
       10.50% 10/1/07                                  $   50,000  $     52,500
      MDC Holdings
       8.375% 2/1/08                                       10,000        10,150
      Standard Pacific
       9.50% 9/15/10                                       60,000        60,600
      Toll
       8.125% 2/1/09                                      110,000       109,450
-------------------------------------------------------------------------------
                                                                        695,650
BUSINESS SERVICES - 0.0%
-------------------------------------------------------------------------------
      Flag Limited
       8.25% 1/30/08                                       70,000        47,950
      Iron Mountain
       8.25% 7/1/11                                       100,000       102,500
-------------------------------------------------------------------------------
                                                                        150,450
CABLE, MEDIA & PUBLISHING - 0.8%
-------------------------------------------------------------------------------
      AOL Time Warner
       7.625% 4/15/31                                     265,000       281,158
      Brit Sky Broadcasting
       6.875% 2/23/09                                     810,000       777,061
      Chancellor Media
       8.00% 11/1/08                                      140,000       145,950
      CSC Holdings
       9.875% 2/15/13                                     125,000       133,438
       10.50% 5/15/16                                      80,000        87,200
 **   Diva Systems
       12.625% 3/1/08                                     280,000        46,200
      Fox/Liberty Networks LLC
       8.875% 8/15/07                                      30,000        31,200
      K-III Communication
       8.50% 2/1/06                                        30,000        27,300
      News America
       6.625% 1/9/08                                       60,000        61,568
      News America Holdings
       7.70% 10/30/25                                     810,000       781,258
      Pegasus Satellite
       12.375% 8/1/06                                      40,000        39,400
      Perry-Judd
       10.625% 12/15/07                                    75,000        71,250
      Primedia
       7.625% 4/1/08                                       50,000        43,500
      Von Hoffman
       10.375% 5/15/07                                     40,000        36,200
       13.50% 5/15/09                                         899           719
-------------------------------------------------------------------------------
                                                                      2,563,402
CHEMICALS - 0.5%
-------------------------------------------------------------------------------
      Equistar Chemical/Funding
       10.125% 9/1/08                                     210,000       212,100
      Georgia Gulf
       10.375% 11/1/07                                     20,000        21,000
      Hercules
       11.125% 11/15/07                                    30,000        31,350
      Lyondell Chemical
       9.625% 5/1/07                                      600,000       607,500
       9.80% 2/1/20                                       120,000       114,600
       9.875% 5/1/07                                       80,000        80,600
      Millennium America
        7.00% 11/15/06                                    130,000       121,550
        9.25% 6/15/08                                     210,000       215,250
      Noveon
       11.00% 2/28/11                                      30,000        31,650
  *   Sterling Chemical Holdings
       13.50% 8/15/08                                      40,000           200
      Texas Petrochemical Series B
       11.125% 7/1/06                                      20,000        16,700
-------------------------------------------------------------------------------
                                                                      1,452,500
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
-------------------------------------------------------------------------------
  #   Bank of America Series 2001-PB1 XC
       144A
       0.8342% 5/11/35                                  1,309,026        57,884
  #   Commercial Mortgage Acceptance
       Corporation Series 1997-ML1
       0.9524% 12/15/30                                 1,876,814        68,976
      Commercial Mortgage Asset Trust Series 1999-C1
       A3
       6.64% 9/17/10                                      215,000       223,302

                        GLOBAL ASSET ALLOCATION FUND 10

COLLATERALIZED MORTGAGE                                PRINCIPAL   MARKET
OBLIGATIONS (CONT.)                                    AMOUNT      VALUE (US$)

-------------------------------------------------------------------------------
  #   CS First Boston Mortgage
       Series 2001-CK6 Ax
       0.645% 9/15/18                                  $1,385,000  $     56,781
  #   Fannie Mae 302
       6.00% 6/1/29                                       377,847        97,223
  #   Fannie Mae grantor Trust
       Series 2001-T12
       0.572% 8/25/41                                   1,154,612        18,762
  #   Fannie Mae Series 2001-50
       0.567% 10/25/41                                  1,855,213        30,147
      Fannie Mae Series 2001-T8 A1
       7.50% 7/25/41                                    1,159,480     1,213,467
      FFCA Secured Lending Series 2000-1 Class A2
       7.77% 2/18/19                                      505,000       538,244
  X   Freddie Mac 188 Strip 2.641%
       10/1/27                                            311,666       272,047
  #   Freddie Mac 204
       6.00% 5/1/29                                       636,722       161,783
  #   Freddie Mac 211
       6.00% 7/1/29                                       356,568        94,083
  #   GECMC 2001-3 X-1
       0.689% 6/10/38                                   1,340,000        56,113
      GGP Mall Properties Trust Series 2001-C1 D3
       4.07% 2/15/14                                      114,845       114,845
  #   GMACC 2001-C1 X1 Strip 144A
       0.529% 4/15/34                                   1,685,588        61,366
      Granite Mortgage Trust Series 2001-2 1C
       3.958% 10/20/41                                     80,000        80,000
      Holmes Financing
       3.0269% 7/15/40                                    200,000       199,938
      LB-UBS Commercial Mortgage Trust Series 2000-C3
       A1
       7.95% 7/15/09                                      394,957       430,825
  #   2001-C7 X2
       0.7114% 11/15/33                                 1,405,560        55,761
      PNC Mortgage Acceptance Series 2001-C1 A1
       7.52% 7/15/08                                      146,532       157,280
  #   2001-C1 X1 Strip
       0.611% 3/12/34                                   1,460,683        61,790
      TIAA Trust Commercial Mortgage Series 1999-1 A
       7.17% 1/15/32                                      109,013       115,038
-------------------------------------------------------------------------------
                                                                      4,165,655
COMPUTERS & TECHNOLOGY - 0.2%
-------------------------------------------------------------------------------
      Jabil Circuit
       1.75% 5/15/21                                      140,000       133,700
      Quantum
       7.00% 8/1/04                                        26,000        23,010
      Xerox
       5.25% 12/15/03                                      60,000        55,350
       5.50% 11/15/03                                     170,000       161,925
       5.875% 5/15/04                                      60,000        53,552
      Xerox Series D
       0.57% 4/21/18                                      565,000       301,568
-------------------------------------------------------------------------------
                                                                        729,105
ELECTRONICS & ELECTRICAL EQUIPMENT - 0.0%
-------------------------------------------------------------------------------
      BRL Universal Equipment
       8.875% 2/15/08                                      40,000        41,800
      Flextronics International
       9.875% 7/1/10                                       70,000        73,850
-------------------------------------------------------------------------------
                                                                        115,650
ENERGY - 1.6%
-------------------------------------------------------------------------------
      Amerada Hess
       5.90% 8/15/06                                      495,000       496,829
      CMS Panhandle
       6.125% 3/15/04                                     295,000       300,486
      Conoco Funding
       5.45% 10/15/06                                     495,000       495,707
                                                       PRINCIPAL   MARKET
ENERGY (CONT.)                                         AMOUNT      VALUE (US$)

-------------------------------------------------------------------------------
      First Energy
       5.50% 11/15/06                                  $  440,000  $    433,377
      Grant Prideco
       9.625% 12/1/07                                      30,000        29,925
      Hanover Compressor
       4.75% 3/15/08                                       87,000        80,366
      Leviathan Gas
       10.375% 6/1/09                                      50,000        53,250
      Mission Energy
       13.50% 7/15/08                                     300,000       328,500
      Newfield Exploration
       7.625% 3/1/11                                       40,000        38,971
      Nuevo Energy 144A
       9.50% 6/1/08                                       150,000       140,625
      Ocean Energy 144A
       8.375% 7/1/08                                       50,000        52,500
      Pioneer National
       9.625% 4/1/10                                      250,000       274,203
      Pogo Producing
       8.25% 4/15/11                                       20,000        20,400
      Pride International
       4.60% 4/24/18                                       46,000        20,528
      Pride Petroleum Services
       9.375% 5/1/07                                      830,000       877,724
      R & B Falcon
       6.75% 4/15/05                                      180,000       185,625
      Seacor Holdings
       5.375% 11/15/06                                     22,000        24,613
      Snyder Oil
       8.75% 6/15/07                                       45,000        47,250
      Tiverton/Rumford Power Associates 144A
       9.00% 7/15/18                                       60,000        54,754
      Transcont Gas Pipe 144A
       7.00% 8/15/11                                      470,000       459,522
      Triton Energy
       9.25% 4/15/05                                       70,000        77,350
      Union Pacific Resources
       7.30% 4/15/09                                      630,000       655,454
      Vintage Petroleum
       9.75% 6/30/09                                      120,000       127,200
-------------------------------------------------------------------------------
                                                                      5,275,159
ENVIRONMENTAL SERVICES - 0.3%
-------------------------------------------------------------------------------
      Allied Waste North America
       7.625% 1/1/06                                       60,000        59,550
      Azurix
       10.375% 2/15/07                                    820,000       578,100
       10.75% 2/15/10                                      60,000        42,300
      Waste Management
       6.50% 11/15/08                                     275,000       271,935
       7.375% 8/1/10                                       60,000        61,448
-------------------------------------------------------------------------------
                                                                      1,013,333
FOOD, BEVERAGE & TOBACCO - 0.4%
-------------------------------------------------------------------------------
      7-Eleven
       5.00% 12/15/03                                      50,000        47,250
      Anheuser Busch
       7.55% 10/1/30                                      195,000       223,519
      Constellation Brands
       8.00% 2/15/08                                       60,000        60,900
      Great Atlantic & Pacific Tea
       7.75% 4/15/07                                       20,000        19,200
      Unilever Capital
       7.125% 11/1/10                                     800,000       866,463
      Vector Group 144A
       6.25% 7/15/08                                       60,000        67,575
-------------------------------------------------------------------------------
                                                                      1,284,907
(***)FOREIGN BONDS - 0.3%
-------------------------------------------------------------------------------
      Ontairo Province
       5.50% 10/1/08                                      645,000       642,227
      Quebec Province
       5.75% 2/15/09                                      255,000       255,394
-------------------------------------------------------------------------------
                                                                        897,621

                        GLOBAL ASSET ALLOCATION FUND 11

                                                       PRINCIPAL   MARKET
HEALTHCARE & PHARMACEUTICALS - 0.8%                    AMOUNT      VALUE (US$)

-------------------------------------------------------------------------------
      Columbia/HCA Healthcare
       6.63% 7/15/45                                   $   80,000  $     81,854
       7.00% 7/1/07                                        20,000        20,392
       7.19% 11/15/15                                      50,000        48,462
       7.69% 6/15/25                                       20,000        19,535
       8.36% 4/15/24                                       20,000        20,661
      HCA - The Healthcare Company
       7.875% 2/1/11                                    1,055,000     1,081,375
       8.75% 9/1/10                                        50,000        54,250
      Healthsouth
       3.25% 4/1/03                                        80,000        76,400
       10.75% 10/1/08                                   1,080,000     1,193,399
  *   Integrated Health Services
       9.25% 1/15/08                                       20,000           550
  *   Mariner Post Acute Network
       10.5% 11/1/07                                       40,000           400
       9.50% 11/1/07                                       60,000           900
  *   Mediq
       13.00% 6/1/09                                       40,000             4
       11.00% 6/1/08                                       40,000           400
      Omnicare
       8.125% 3/15/11                                      60,000        62,400
 **   Paracelsus Healthcare
       10.00% 8/15/06                                      50,000        20,000
-------------------------------------------------------------------------------
                                                                      2,680,982
INDUSTRIAL MACHINERY - 0.3%
-------------------------------------------------------------------------------
      Amkor Technology
       9.25% 2/15/08                                       30,000        28,500
      Case
       7.25% 1/15/16                                       90,000        67,297
      CSC Holdings
       7.625% 4/1/11                                      130,000       130,393
      IMC Global 144A
       10.875% 6/1/08                                     270,000       288,900
      Key Energy Services
       8.375% 3/1/08                                       10,000        10,150
      Kulicke & Soffa
       4.75% 12/15/06                                      21,000        20,160
      Lennar
       7.625% 3/1/09                                       20,000        20,100
       9.95% 5/1/10                                        90,000        99,675
  *   LTV
       11.75% 11/15/09                                    100,000         1,000
      Transocean Sedco Forex
       6.625% 4/15/11                                     260,000       255,546
      United Rentals 144A
       10.75% 4/15/08                                      20,000        21,600
      Viasystems 144A
       9.75% 6/1/07                                        75,000        22,875
-------------------------------------------------------------------------------
                                                                        966,196
LEISURE, LODGING & ENTERTAINMENT - 0.9%
-------------------------------------------------------------------------------
      Argosy Gaming
       10.75% 6/1/09                                       80,000        88,300
  *   Fitzgerald Gaming
       12.25% 12/15/04                                     16,802         1,260
      Harrahs Operating
       7.50% 1/15/09                                      150,000       151,839
      Host Marriot
       8.375% 2/15/06                                      20,000        19,350
      International Game Technology
       8.375% 5/15/09                                     110,000       116,325
      Mandalay Resort
       10.25% 8/1/07                                      900,000       938,251
      MGM Mirage
       8.375% 2/1/11                                      350,000       347,375
      Mohegan Tribal Gaming
       8.125% 1/1/06                                       30,000        30,975
       8.375% 7/1/11                                       90,000        93,150
       8.75% 1/1/09                                       270,000       280,800
      Park Place Entertainment
       7.50% 9/1/09                                        10,000         9,756
       7.875% 12/15/05                                    660,000       659,175
       8.875% 9/15/08                                      70,000        71,488
       9.375% 2/15/07                                      40,000        41,900
      Sbarro
       11.00% 9/15/09                                      50,000        48,250
      Starwood Hotels and Resorts
       6.75% 11/15/05                                      50,000        48,564
-------------------------------------------------------------------------------
                                                                      2,946,758

                                                       PRINCIPAL   MARKET
METALS & MINING - 0.4%                                 AMOUNT      VALUE (US$)

-------------------------------------------------------------------------------
      AK Steel
       7.875% 2/15/09                                  $  160,000  $    157,600
       9.125% 12/15/06                                    730,000       750,075
      Aluminum Company of America
       6.75% 1/15/28                                      365,000       367,128
-------------------------------------------------------------------------------
                                                                      1,274,803
MISCELLANEOUS - 0.4%
-------------------------------------------------------------------------------
      Avista
       9.75% 6/1/08                                       400,000       417,728
      Day International Group
       9.50% 3/15/08                                       50,000        33,250
      SCG & Semiconductor Holdings 144A
       12.00% 8/1/09                                       40,000        14,200
      Service Corporation International
       6.75% 6/22/08                                      205,000       205,256
      Tyco International Group
       6.75% 2/15/11                                      590,000       593,369
-------------------------------------------------------------------------------
                                                                      1,263,803
PACKAGING & CONTAINERS - 0.0%
-------------------------------------------------------------------------------
      Ball
       8.25% 8/1/08                                        80,000        84,800
      US CAN
       12.375% 10/1/10                                     30,000        19,050
-------------------------------------------------------------------------------
                                                                        103,850
PAPER & FOREST PRODUCTS - 0.4%
-------------------------------------------------------------------------------
      Georgia Pacific
       8.875% 5/15/31                                     440,000       432,243
      International Paper
       8.125% 7/8/05                                      370,000       400,291
      Norampac
       9.50% 2/1/08                                       300,000       315,000
-------------------------------------------------------------------------------
                                                                      1,147,534
REAL ESTATE - 0.4%
-------------------------------------------------------------------------------
      Eop Operating
       7.875% 7/15/31                                     350,000       349,894
      Felcor Lodging
       9.50% 9/15/08                                       40,000        40,300
      HMH Properties
       7.875% 8/1/08                                      775,000       718,813
      Meristar Hospital
       9.125% 1/15/11                                      80,000        75,600
      Ryland Group
       9.75% 9/1/10                                        50,000        54,000
-------------------------------------------------------------------------------
                                                                      1,238,607
RETAIL - 0.6%
-------------------------------------------------------------------------------
      Dillards
       6.43% 8/1/04                                       130,000       121,961
      Fleming Cos
       10.125% 4/1/08                                      60,000        60,900
      Hasbro
       6.15% 7/15/08                                      140,000       130,900
      K Mart
       8.375% 12/1/04                                     440,000       371,000
       9.375% 2/1/06                                      100,000        82,754
      K Mart 144A
       9.875% 6/15/08                                     480,000       398,589
      Penney (JC)
       7.60% 4/1/07                                       260,000       255,071
      SAKS
       7.50% 12/1/10                                      100,000        81,500
       8.25% 11/15/08                                     120,000       109,200
      Tommy Hilfiger USA
       6.50% 6/1/03                                        20,000        20,376
      Tricon Global Restaurants
       7.45% 5/15/05                                       70,000        71,400
       7.65% 5/15/08                                      130,000       131,300
       8.875% 4/15/11                                      30,000        32,175
-------------------------------------------------------------------------------
                                                                      1,867,126
TELECOMMUNICATIONS - 0.4%
-------------------------------------------------------------------------------
      British Telecom
       8.625% 12/15/30                                    240,000       277,424
      Horizon PCS
       14.00% 10/1/10                                      80,000        41,600
      IWO Holdings
       14.00% 1/15/11                                      50,000        51,750

                        GLOBAL ASSET ALLOCATION FUND 12

                                                       PRINCIPAL   MARKET
TELECOMMUNICATIONS (CONT.)                             AMOUNT      VALUE (US$)

-------------------------------------------------------------------------------
      Lucent Technologies
       6.45% 3/15/29                                   $   80,000  $     54,800
       7.25% 7/15/06                                       70,000        60,550
      NEXTEL Communications
       12.00% 11/1/08                                      90,000        79,875
      Price Communications Wireless
       9.125% 12/15/06                                     40,000        42,600
  *   Startec Global Communications
       12.00% 5/15/08                                      40,000           800
  *   USA Mobile Communication
       9.50% 2/1/04                                        20,000           500
       14.00% 11/1/04                                      20,000           500
      Verizon Global
       7.75% 12/1/30                                      240,000       267,939
  *   Viatel
       11.25% 4/15/08                                      79,000           296
  *   Viatel 144
       11.50% 3/15/09                                      68,000           255
  *   World Access Series B
       13.25% 1/15/08                                      65,000           813
      Worldcom
       7.50% 5/15/11                                      365,000       376,095
-------------------------------------------------------------------------------
                                                                      1,255,797
TRANSPORTATION & SHIPPING - 0.4%
-------------------------------------------------------------------------------
      Burlington/Santa Fe
       7.95% 8/15/30                                      175,000       195,388
      Canadian National Rail Road
       7.375% 10/15/31                                    195,000       206,819
      Continental Airlines
       8.00% 12/15/05                                     140,000       116,900
      Kansas City Southern
       9.50% 10/1/08                                       60,000        65,700
  *   Kitty Hawk
       9.95% 11/15/04                                      20,000           900
      Newport News Shipbuilding
       8.625% 12/1/06                                      10,000        10,525
      Northwest Airlines
       7.625% 3/15/05                                     130,000       101,400
      Union Pacific
       7.375% 9/15/09                                     430,000       456,400
      US Air
       9.625% 9/1/03                                       65,000        51,188
      US Air Series 93A3
       10.375% 3/1/13                                      20,000        12,837
-------------------------------------------------------------------------------
                                                                      1,218,057
TREASURY OBLIGATION BILLS - 1.4%
-------------------------------------------------------------------------------
 (+)  U.S. Treasury Bill
       1.73% 6/13/02                                    4,420,000     4,385,789
UTILITIES - 0.9%
-------------------------------------------------------------------------------
      AES
       8.875% 2/15/11                                      60,000        53,100
       9.375% 9/15/10                                     120,000       108,600
      Calpine
       7.875% 4/1/08                                       30,000        27,225
       8.50% 2/15/11                                      690,000       628,832
       8.625% 8/15/10                                      80,000        72,779
       8.75% 7/15/07                                       10,000         9,038
       10.50% 5/15/06                                      30,000        28,200
      Cleveland Electric
       9.50% 5/15/05                                       30,000        30,557
      CMS Energy
       7.00% 1/15/05                                      130,000       128,910
      Dominion Resources
       7.625% 7/15/05                                     580,000       618,854
      KN Energy
       6.45% 3/1/03                                       460,000       473,265
      Northeast Utilities
       8.38% 3/1/05                                        26,400        27,565
       8.58% 12/1/06                                        8,584         8,934
      NRG Northeast Generating
       8.065% 12/15/04                                    219,375       219,637
      Texas Utilities
       6.375% 6/15/06                                     580,000       584,753
-------------------------------------------------------------------------------
                                                                      3,020,249
TOTAL BONDS
 (Cost $73,822,400)                                                  73,342,762
-------------------------------------------------------------------------------

                                                       PRINCIPAL   MARKET
CONVERTIBLE BONDS - 2.7%                               AMOUNT      VALUE (US$)

------------------------------------------------------------------------------------
AUTOMOBILES & AUTOMOTIVE PARTS - 0.0%
------------------------------------------------------------------------------------

     Standard MTR Products
      6.75% 7/15/09                                    $   40,000  $          29,800
     Tower Automotive
      5.00% 8/1/04                                        113,000             95,203
------------------------------------------------------------------------------------
                                                                             125,003
BANKING, FINANCE & INSURANCE - 0.2%
------------------------------------------------------------------------------------
+++  American International Group
      1.12% 11/9/31                                       190,000            118,750
+++  Elan Finance
      1.13% 12/14/18                                       85,000             60,244
     Etrade Group
      6.00% 2/1/07                                        242,000            198,742
     Financial Federal
      4.50% 5/1/05                                        100,000            109,875
     JMH Finance 144A
      4.75% 9/6/07                                        168,000            160,650
+++  Legg Mason 144A
      1.827% 6/6/31                                       320,000            152,000
------------------------------------------------------------------------------------
                                                                             800,261
BUILDING & MATERIALS - 0.0%
------------------------------------------------------------------------------------
+++  Dr. Horton
      3.25% 5/11/21                                       100,000             63,875
     Foster Wheeler 144A
      6.50% 6/1/07                                        120,000             72,150
------------------------------------------------------------------------------------
                                                                             136,025
CABLE, MEDIA & PUBLISHING - 0.2%
------------------------------------------------------------------------------------
     Adelphia Communications
      3.25% 5/1/21                                         60,000             60,675
+++  Jacor Communications
      2.822% 2/9/18                                       143,000             71,321
     Lamar Advertising
      5.25% 9/15/06                                        17,000             18,934
     Liberty Media
      3.25% 3/15/31                                       127,000            124,936
+++  News America 144A
      2.50% 2/28/21                                       265,000            130,182
+++  Times Mirror
      2.227% 4/15/17                                       88,000             50,930
     Young & Rubicam
      3.00% 1/15/05                                        42,000             40,950
------------------------------------------------------------------------------------
                                                                             497,928
COMPUTERS & TECHNOLOGY - 0.8%
------------------------------------------------------------------------------------
     Adaptec
      4.75% 2/1/04                                         24,000             22,410
     Affiliated Computer
      3.50% 2/15/06                                        96,000            133,920
     Affymetrix
      4.75% 2/15/07                                       235,000            178,305
     ASM Lithography 144A
      5.75% 10/15/06                                       60,000             71,738
     Aspen Technology
      5.25% 6/15/05                                       129,000            103,039
     Automatic Data Process
      0.00% 2/20/12                                        42,000             64,680
     Brooks Automation 144A
      4.75% 6/1/08                                        140,000            128,100
+++  Celestica
      2.991% 8/1/20                                       572,000            245,959
     Checkfree Holdings
      6.50% 12/1/06                                       109,000             85,020
     Commscope
      4.00% 12/15/06                                       10,000              8,250
     Doubleclick
      4.75% 3/15/06                                        30,000             24,113
     Extreme Networks 144A
      3.50% 12/1/06                                        30,000             27,263
     Fairchild Semi 144A
      5.00% 11/1/08                                       225,000            269,297
+++  Hewlett Packard
      2.641% 10/14/17                                     288,000            135,000
     Lattice Semiconductor
      4.75% 11/1/06                                        35,000             42,088
     LSI Logic
      4.25% 3/15/04                                       110,000            125,538

                        GLOBAL ASSET ALLOCATION FUND 13

                                                       PRINCIPAL   MARKET
COMPUTERS & TECHNOLOGY (CONT.)                         AMOUNT      VALUE (US$)

------------------------------------------------------------------------------------
     May & Speh
      5.25% 4/1/03                                     $  100,000  $         103,875
     National Data
      5.00% 11/1/03                                        86,000             93,095
     Network Associates 144A
      5.25% 8/15/06                                        72,000            115,560
     ONI Systems
      5.00% 10/15/05                                       99,000             67,196
     Peregrine Systems Convertible
      5.50% 11/15/07                                       83,000             76,360
     Photronics Plab
      6.00% 6/1/04                                         25,000             29,375
     Rational Software
      5.00% 2/1/07                                        141,000            128,486
     Redback Networks
      5.00% 4/1/07                                         75,000             38,438
     S3
      5.75% 10/1/03                                       237,000            163,234
     Tech Data 144A
      2.00% 12/15/21                                      150,000            148,875
     Wind River Systems 144A
      3.75% 12/15/06                                       88,000             90,200
------------------------------------------------------------------------------------
                                                                           2,719,414
ELECTRONICS & ELECTRICAL EQUIPMENT - 0.2%
------------------------------------------------------------------------------------
  *  Act Manufacturing
      7.00% 4/15/07                                       200,000             10,000
     Amkor Technologies
      5.00% 3/15/07                                        26,000             17,875
+++  Anixter International
      3.739% 6/28/20                                      391,000            112,900
+++  Arrow Electronics
      2.715% 2/21/21                                      125,000             59,531
+++  Atmel
      1.13% 4/21/18                                        40,000             20,300
+++  Atmel Corporation 144A
      3.00% 5/23/21                                       230,000             67,850
     Atmi 144A
      5.25% 11/15/06                                       30,000             38,588
     Checkpoint Systems 144A
      5.25% 11/1/05                                       100,000             93,625
     DDI Corporation
      5.25% 3/1/08                                         51,000             35,126
     Lam Research 144A
      4.00% 6/1/06                                         50,000             44,938
     Photronics 144A
      4.75% 12/15/06                                       40,000             44,050
+++  Solectron
      2.523% 5/8/20                                       173,000             92,339
     Thermo Electron 144A
      4.25% 1/1/03                                         65,000             64,675
------------------------------------------------------------------------------------
                                                                             701,797
ENERGY - 0.2%
------------------------------------------------------------------------------------
     Advanced Energy
      5.25% 11/15/06                                       37,000             32,606
     Benchmark Electric
      6.00% 8/15/06                                        56,000             44,310
+++  Diamond Offshore
      2.44% 6/6/20                                         50,000             25,313
+++  Global Marine
      2.508% 6/23/20                                      331,000            167,569
+++  Nabors Industries
      1.682% 6/20/20                                      248,000            157,790
+++  Pride International
      1.414% 1/16/21                                      212,000            128,525
------------------------------------------------------------------------------------
                                                                             556,113
HEALTHCARE & PHARMACEUTICALS - 0.3%
------------------------------------------------------------------------------------
     Alkermes
      3.75% 2/15/07                                        75,000             51,281
+++  Alza
     0.369% 7/14/14                                        76,000            115,710
     Aviron
      5.25% 2/1/08                                         12,000             12,885
     Cephalon 144A
      2.50% 12/15/06                                      130,000            141,863
     Genzyme 144A
      3.00% 5/15/21                                        40,000             43,900
     ICN Pharmaceuticals 144A
      6.50% 7/15/08                                       160,000            181,999
                                                       PRINCIPAL   MARKET
HEALTHCARE & PHARMACEUTICALS (CONT.)                   AMOUNT      VALUE (US$)

------------------------------------------------------------------------------------
     Inhale Therapeutics
      3.50% 10/17/07                                   $   70,000  $          45,500
     Invitrogen 144A
      2.25% 12/15/06                                      130,000            126,588
     Ivax 144A
      4.50% 5/15/08                                       125,000            104,688
     Sepracor
      7.00% 12/15/05                                       82,000             85,485
------------------------------------------------------------------------------------
                                                                             909,899
INDUSTRIAL MACHINERY - 0.3%
------------------------------------------------------------------------------------
     Analog Devices
      4.75% 10/1/05                                       151,000            143,639
     Brooks Automation
      4.75% 6/1/08                                         40,000             36,600
     Freeport-McMoran 144A
      8.25% 1/31/06                                       245,000            296,143
     Mail-Well
      5.00% 11/1/02                                        62,000             57,505
     Manguistics Group
      5.00% 11/1/07                                       260,000            218,074
     Safeguard Scientifics
      5.00% 6/15/06                                        65,000             37,294
     Thermo Cardio 144A
      4.75% 5/15/04                                       100,000             94,875
------------------------------------------------------------------------------------
                                                                             884,130
LEISURE, LODGING & ENTERTAINMENT - 0.1%
------------------------------------------------------------------------------------
+++  Royal Caribbean
      3.79% 2/2/21                                        625,000            197,656
METALS & MINING - 0.0%
------------------------------------------------------------------------------------
     Quanex
      6.88% 6/30/07                                        46,000             47,668
MISCELLANEOUS - 0.0%
------------------------------------------------------------------------------------
     Symantec 144A
      3.00% 11/1/06                                       125,000            152,344
RETAIL - 0.1%
------------------------------------------------------------------------------------
     CKE Restaurants
      4.25% 3/15/04                                       100,000             78,250
     Reebok 144A
      4.25% 3/1/21                                         19,000             19,570
     Rite Aid
      5.25% 9/15/02                                        50,000             48,750
     Rite Aid 144A
      4.75% 12/1/06                                        80,000             77,100
+++  TJX Company 144A
      1.391% 2/13/21                                      202,000            156,298
------------------------------------------------------------------------------------
                                                                             379,968
TELECOMMUNICATIONS - 0.2%
------------------------------------------------------------------------------------
     Aether Systems
      6.00% 3/22/05                                       170,000            101,150
+++  Brightpoint
      3.494% 3/11/18                                      390,000            178,912
     Ciena
      3.75% 2/1/08                                        100,000             64,500
     Comverse Technology Convertible 144A
      1.50% 12/1/05                                       190,000            146,063
------------------------------------------------------------------------------------
                                                                             490,625
TOTAL CONVERTIBLE BONDS
 (Cost $8,451,783)                                                         8,598,831
------------------------------------------------------------------------------------
TOTAL LONG-TERM DEBT INVESTMENTS
 (Cost $82,274,183)                                                       81,941,593
------------------------------------------------------------------------------------

                                                       NUMBER
PREFERRED STOCK - 1.7%                                 OF SHARES

-------------------------------------------------------------------------------
     Ace 8.25%                                              4,881       398,777
     Amdocs Automatic 6.75%                                 1,200        36,000
     Anthem 6.00%                                           1,140        72,960
     Boise Cascade 7.5%                                     2,300       125,235
     Broadwing 6.75%                                        2,547        86,598
     California Federal Preferred 9.125%                    4,000        99,960
     Canada National Railway 5.25%                          1,569       102,770
     Caremark 7.00%                                         1,166       123,888
     Carriage Services 7%                                   2,121        59,123
     Citizens Communications 6.77%                          3,700        86,210
     Coltec Capital Trust 5.25%                               631        22,795
     Cox Communications 7.75%                               2,010       114,872

                        GLOBAL ASSET ALLOCATION FUND 14

                                                       NUMBER      MARKET
PREFERRED STOCK (CONT.)                                OF SHARES   VALUE

-------------------------------------------------------------------------------
     CSC Holding 11.75%                                         5  $        534
     Delta Financial 10.00%                                    75           938
     Emmis 6.25%                                            3,602       134,175
     Equity Security Trust 6.25%                            4,500       105,840
     EVI 5%                                                 1,950        90,431
     First Rep Cap 10.50% 144A                                100        96,250
     Freeport Mcmoran Copper 7%                             9,800       153,370
     Global Crossing 6.75%                                  1,215         6,682
     Hanover Compress 7.25%                                   408        31,161
     Intermedia Communications PIK
      13.50%                                                    3         2,727
     International Paper 5.25%                              4,013       187,106
     Mediaone (Vodafone) 7%                                 5,100       138,465
     Mirant Trust 6.25%                                     1,289        52,398
     Motorola 7.00%                                         6,440       301,006
     Newfld Financial Trust 6.5%                            1,250        66,875
     Northrop Grumman 7.25%                                 1,600       178,240
     Partnerre 8.00%                                        4,630       260,668
     Pegasus Communications 6.5%                            3,489       109,467
     Pioneer Standard Electronics 6.75%                       425        19,444
     Prudential Financial 6.75%                             2,300       133,860
     Qwest Trends 5.75% 144A                                  754        22,432
     Radio One 6.5%                                           151       175,726
     Sierra Pacific 9%                                      1,800        96,300
     Sinclair Broadcast 6%                                  5,564       151,897
     Sovereign Capital Trust 7.5%                           1,480       103,600
     Suiza Capital Trust 5.5%                               2,970       146,273
     Titan Capital Trust 5.75%                              1,024        39,552
     Tower Auto Capital Trust 6.75%                         3,713        79,830
     Tribune 2.00%                                            853        74,057
     TXI Capital Trust 5.5%                                 7,400       269,137
     Txu 8.75%                                              3,500       181,090
     Unocal Capital Trust 6.25%                             1,749        87,450
     Vec Trust 7.75%                                        7,000       212,170
     Washington Mutual 5.375%                               1,370        65,589
     Washington Mutual 8.00%                                1,050        77,144
     Western Gas $2.625                                     5,175       248,399
     World Access Series D 7.5%                                 8             2
     Xerox                                                  2,570       181,185
-------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
 (Cost $5,746,935)                                                    5,610,658
-------------------------------------------------------------------------------

WARRANTS - 0.0%

-------------------------------------------------------------------------------
  +  DIVA Systems                                             840             8
  +  Horizon PCS                                               80         3,211
  +  IWO Holdings                                              50         3,501
  +  MGC Communication                                         10           651
  +  Pliant Warrants 144A                                      30            60
-------------------------------------------------------------------------------
TOTAL WARRANTS
 (Cost $12,295)                                                           7,431
-------------------------------------------------------------------------------

                                                        PRINCIPAL      MARKET
REPURCHASE AGREEMENT - 8.4%                             AMOUNT         VALUE

-----------------------------------------------------------------------------------------
      Lehman Commercial Paper dated 12/31/01, 1.77%
       maturing 1/2/02, collateralized by $25,130,000
       Fannie Mae, 7.125%, 6/15/10, market value
       $27,481,860                                      $  26,943,000          26,943,000
-----------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
 (Cost $26,943,000)                                                            26,943,000
-----------------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 96.6%
 (Cost $287,743,631)                                                          311,504,119
-----------------------------------------------------------------------------------------
      Receivables and Other Assets Net of Liabilities
       - 3.4%                                                                  10,805,872
-----------------------------------------------------------------------------------------
      Net Assets: 100.0%
       (Equivalent to $12.563 per share based on
       25,654,520 shares issued and outstanding)                       $      322,309,991
-----------------------------------------------------------------------------------------
                                                                       MARKET
                                                                       VALUE

-----------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS AT DECEMBER 31, 2001:
      Common Stock, par value, $.01 per share
       50,000,000 authorized shares                                    $          256,545
      Paid in capital in excess of par value of shares
       issued                                                                 305,236,359
      Undistributed net investment income (++)                                  1,969,105
      Accumulated net realized loss on investments,
       foreign currencies and futures contracts                               (10,283,614)
      Net unrealized appreciation of investments,
       foreign currencies, and futures contracts                               25,131,596
-----------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                       $      322,309,991
-----------------------------------------------------------------------------------------

+    NON-INCOME PRODUCING SECURITY FOR THE YEAR ENDED DECEMBER 31, 2001.
*    SECURITY IS CURRENTLY IN DEFAULT.
+++ ZERO COUPON BOND AS OF DECEMBER 31, 2001. THE INTEREST RATE SHOWN IS THE YIELD AT TIME OF PURCHASE.
** ZERO COUPON BOND AS OF DECEMBER 31, 2001. THE INTEREST RATE SHOWN IS THE STEP-UP RATE.
***  PAR AMOUNTS FOR FOREIGN DEBT ARE EXPRESSED IN LOCAL CURRENCY.
ADR - AMERICAN DEPOSITARY RECEIPT.
GDR - GLOBAL DEPOSITARY RECEIPT.
PIK - PAY IN KIND SECURITY.
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION.
(+)  FULLY OR PARTIALLY PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.
(++) UNDISTRIBUTED NET INVESTMENT INCOME INCLUDES NET REALIZED GAINS (LOSSES) ON
     FOREIGN CURRENCIES. NET REALIZED GAINS (LOSSES) ON FOREIGN CURRENCIES ARE TREATED AS NET INVESTMENT INCOME IN ACCORDANCE WITH PROVISIONS OF THE INTERNAL REVENUE CODE.
#    INTEREST ONLY.
X    PRINCIPAL ONLY.
## FOR ALLOCATION OF INVESTMENTS BY COUNTRY SEE NOTE 9 TO THE FINANCIAL STATEMENTS.

See accompanying notes to financial statements.

                        GLOBAL ASSET ALLOCATION FUND 15

LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.
STATEMENT OF OPERATIONS
DECEMBER 31, 2001

INVESTMENT INCOME:
 Interest                                                     $ 8,131,606
-------------------------------------------------------------------------
 Dividends                                                      3,413,321
-------------------------------------------------------------------------
 Less: Foreign Withholding Tax                                   (103,077)
-------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME                                      11,441,850
-------------------------------------------------------------------------
EXPENSES:
 Management fees                                                2,498,600
-------------------------------------------------------------------------
 Custody fees                                                     284,107
-------------------------------------------------------------------------
 Accounting fees                                                  269,936
-------------------------------------------------------------------------
 Printing and postage                                             155,485
-------------------------------------------------------------------------
 Professional fees                                                 22,332
-------------------------------------------------------------------------
 Directors fees                                                     3,850
-------------------------------------------------------------------------
 Other                                                             43,028
-------------------------------------------------------------------------
                                                                3,277,338
-------------------------------------------------------------------------
Less:
-------------------------------------------------------------------------
  Expenses paid indirectly                                        (11,947)
-------------------------------------------------------------------------
  Reimbursement from the Advisor                                  (86,695)
-------------------------------------------------------------------------
  TOTAL EXPENSES                                                3,178,696
-------------------------------------------------------------------------
NET INVESTMENT INCOME                                           8,263,154
-------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS, OPTIONS AND FOREIGN CURRENCY:
 Net realized gain (loss) on:
-------------------------------------------------------------------------
  Investment transactions                                      (8,395,549)
-------------------------------------------------------------------------
  Futures and options contracts                                   796,214
-------------------------------------------------------------------------
  Foreign currency transactions                                (4,232,392)
-------------------------------------------------------------------------
Net realized loss on investments, futures contracts, options
and foreign currency                                          (11,831,727)
-------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
-------------------------------------------------------------------------
  Investments and futures contracts                           (26,066,738)
-------------------------------------------------------------------------
  Foreign currency                                               (788,872)
-------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
investments, futures contracts, and foreign currency          (26,855,610)
-------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, FUTURES
CONTRACTS, OPTIONS
AND FOREIGN CURRENCY                                          (38,687,337)
-------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                     ($30,424,183)
-------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              YEAR ENDED          YEAR ENDED
                                                              12/31/01            12/31/00
                                                              --------------------------------------
Changes from operations:
 Net investment income                                        $        8,263,154  $       10,844,154
----------------------------------------------------------------------------------------------------
 Net realized gain (loss) on investments, futures contracts,
 and foreign currency related transactions                           (11,831,727)         14,700,264
----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of
 investments,
 futures contracts, and foreign currency                             (26,855,610)        (50,069,040)
----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                            (30,424,183)        (24,524,622)
----------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
 Net investment income                                                (1,300,000)                  -
----------------------------------------------------------------------------------------------------
 Net realized gain on investments                                    (27,018,261)        (30,595,889)
----------------------------------------------------------------------------------------------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                  (28,318,261)        (30,595,889)
----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS                             (7,951,883)        (46,678,710)
----------------------------------------------------------------------------------------------------
 TOTAL DECREASE IN NET ASSETS                                        (66,694,327)       (101,799,221)
----------------------------------------------------------------------------------------------------
Net Assets, beginning of period                                      389,004,318         490,803,539
----------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                                     $      322,309,991  $      389,004,318
----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                        GLOBAL ASSET ALLOCATION FUND 16

LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR EACH CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                     YEAR ENDED DECEMBER 31,
                                     2001(1)   2000      1999      1998      1997
                                     ------------------------------------------------
Net asset value, beginning of
  period                             $ 14.782  $ 16.793  $ 15.759  $ 15.628  $ 14.226

Income (loss) from investment
  operations:
 Net investment income(2)               0.316     0.393     0.323     0.357     0.383
 Net realized and unrealized gain
   (loss)
   on investments and foreign
   currency                            (1.410)   (1.259)    1.409     1.585     2.205
                                     ------------------------------------------------
 Total from investment operations      (1.094)   (0.866)    1.732     1.942     2.588
                                     ------------------------------------------------

Less dividends and distributions
  from:
 Net investment income                 (0.050)        -    (0.266)   (0.589)        -
 Net realized gain on investment
   transactions                        (1.075)   (1.145)   (0.432)   (1.222)   (1.186)
                                     ------------------------------------------------
 Total dividends and distributions     (1.125)   (1.145)   (0.698)   (1.811)   (1.186)
                                     ------------------------------------------------
Net asset value, end of period       $ 12.563  $ 14.782  $ 16.793  $ 15.759  $ 15.628
                                     ------------------------------------------------

 Total Return(3)                        (7.88%)    (5.44%)    11.33%    13.50%    19.47%

Ratios and supplemental data:
 Ratio of expenses to average net
   assets                                0.96%     0.94%     0.91%     0.91%     0.89%
 Ratio of net investment income to
   average net assets                    2.38%     2.51%     2.05%     2.36%     2.77%
 Portfolio Turnover                       186%      154%      134%      134%      178%
 Net assets, end of period (000
   omitted)                          $322,310  $389,004  $490,804  $490,154  $438,090

(1) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discount on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain
     (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets from 2.37% to 2.38%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.

(2) Per share information for the years ended December 31, 2001, 2000, 1999, and 1998 were based on the average shares outstanding method.

(3) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                        GLOBAL ASSET ALLOCATION FUND 17

LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

THE FUND: Lincoln National Global Asset Allocation Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under The Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and The Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return consistent with preservation of capital. The Fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Security Valuation: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange
(NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service, and such prices are believed to reflect the fair value of such securities. Options purchased are valued at the last bid price. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward exchange rates prevailing on the day of valuation. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates. Realized gains or losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

FOREIGN CURRENCY TRANSACTIONS: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the Statement of Operations. The Fund does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of such assets and liabilities at the end of the period resulting from changes in the exchange rates.

OPTIONS: The Fund may purchase or write options that are exchange traded to hedge fluctuation risks in the price of certain securities. When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.

EXPENSES: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposits in certain non-interest bearing accounts. For the year ended December 31, 2001, the custodial fees offset arrangements amounted to $11,947.

                        GLOBAL ASSET ALLOCATION FUND 18

TAXES: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

CHANGE IN ACCOUNTING PRINCIPLE: As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide") and began amortizing all discount or premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premium or market discount, which conformed to the Fund's policy for federal income tax purposes. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $171,899 reduction in cost of securities and a corresponding $171,899 increase in net unrealized appreciation (depreciation), based on securities held by the Fund on January 1, 2001.

In addition, effective January 1, 2001, the Fund adopted the provisions of the Guide that require gains (losses) on paydowns of mortgage- and asset-backed securities to be recorded as an adjustment to interest income. Prior to January 1, 2001, such gains (losses) were included in realized gain (loss) on investments.

The effect of these changes for the year ended December 31, 2001 was an increase in net investment income of $47,584, a decrease in net unrealized appreciation (depreciation) of $159,134, and an increase in net realized gains (losses) of $111,550. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect these changes in accounting.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Delaware Lincoln Investment Advisors (DLIA)(the "Advisor") is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's sub-advisor, and provides certain administrative services to the Fund. DLIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, the Advisor receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.68% of the average daily net assets of the Fund in excess of $400 million.

Prior to January 1, 2001, Lincoln Investment Management Company (LIM), an indirect wholly-owned subsidiary of LNC, served as the advisor to the Fund under substantially identical terms. Effective January 1, 2001, LIM was reorganized and contributed to DMBT.

Putnam Investment Management, LLC (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's securities investments. For its services, the Sub-Advisor is paid directly by the Advisor, not the Fund.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2001.

During 2001, Fund Management performed a comprehensive review of expenses charged to the Fund since 1996. In November, 2001, the Advisor reimbursed $87 thousand to the Fund.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

                        GLOBAL ASSET ALLOCATION FUND 19

3. INVESTMENTS

The estimated cost of investments for federal income tax purposes, pending final determination of wash sale adjustments, was $291,956,093. The aggregate cost of investments purchased and the aggregate proceeds from investments sold, other than U.S. government securities and short-term investments, for the year ended December 31, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 2001 are as follows:

                           AGGREGATE     AGGREGATE     GROSS         GROSS         NET
                           COST OF       PROCEEDS      UNREALIZED    UNREALIZED    UNREALIZED
                           PURCHASES     FROM SALES    APPRECIATION  DEPRECIATION  APPRECIATION
                           --------------------------------------------------------------------
                           $514,798,310  $526,145,549  $34,911,780   $(15,363,754) $ 19,548,026

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2001 and 2000 was as follows:

                                                                         2001         2000
                               ------------------------------------------------------------------
                               Ordinary income                           $ 1,300,000  $ 1,083,051
                               Long-term capital gain                     27,018,261   29,512,838
                                                                         -----------  -----------
                               Total                                     $28,318,261  $30,595,889
                                                                         ===========  ===========

In addition, the Fund declared an ordinary income consent dividend of $3,163,439. Such amount has been deemed paid and contributed to the Fund as additional Paid-in capital.

As of December 31, 2001, the components of net assets on a tax basis (see Note 3 regarding estimated tax cost) were as follows:

Paid-in capital                                     $305,492,904
Undistributed ordinary income                         3,892,784
Capital loss carryforwards                           (3,519,661)
Post-October losses                                  (3,112,356)
Unrealized appreciation on investments and foreign
  currency                                           19,556,320
                                                    -----------
Net Assets                                          $322,309,991
                                                    ===========

The Fund's capital loss carryforwards may be applied against future capital gains. Such capital loss carryforwards expire as follows: $3,519,661 in 2009.

Post-October losses represent losses realized on investment transactions from November 1, 2001 through December 31, 2001 that, in accordance with federal income tax regulations the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts to hedge risks of fluctuations in specific transactions or portfolio positions. Forward foreign currency contracts obligate the Fund to take or deliver a foreign currency at a future date at a specified price. The realized and unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the credit risks that the counterparties to these contracts will fail to perform; although this risk is minimized by purchasing such agreements from financial institutions with long standing, superior performance records. In addition, the Fund is subject to the market risks associated with unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts that were open at December 31, 2001 were as follows:

                               CONTRACTS TO       FOREIGN                   U.S. COST                         UNREALIZED
                               RECEIVE (DELIVER)  CURRENCY                  (PROCEEDS)     SETTLEMENT DATE    GAIN (LOSS)
                               ------------------------------------------------------------------------------------------
                                     (1,630,000)  Australian Dollar         $   (842,221)  March 2002         $   12,032
                                     17,929,240   Australian Dollar            9,251,223   March 2002           (119,532)
                                          2,355   British Pound                    3,409   January 2002               18
                                     (9,380,700)  British Pound              (13,335,022)  March 2002           (255,508)
                                      6,610,375   British Pound                9,227,894   March 2002            204,179
                                        (45,653)  Canadian Dollar                (28,587)  January 2002              (13)
                                     (2,590,000)  Canadian Dollar             (1,630,736)  March 2002              8,921
                                      6,938,000   Canadian Dollar              4,364,663   March 2002            (20,204)
                                        (65,552)  European Monetary Unit         (57,869)  January 2002             (497)
                                    (21,102,800)  European Monetary Unit     (18,723,359)  March 2002             (9,604)
                                      4,488,930   European Monetary Unit       3,991,904   March 2002             (7,079)
                                     (8,100,000)  Hong Kong Dollar            (1,038,541)  March 2002                144

                        GLOBAL ASSET ALLOCATION FUND 20

                                      8,403,678   Japanese Yen                    64,136   January 2002                1

                               CONTRACTS TO       FOREIGN                   U.S. COST                         UNREALIZED
                               RECEIVE (DELIVER)  CURRENCY                  (PROCEEDS)     SETTLEMENT DATE    GAIN (LOSS)
                               ------------------------------------------------------------------------------------------
                                   (818,530,000)  Japanese Yen              $ (6,659,047)  March 2002         $  388,789
                                     14,308,800   Norwegian Kroner             1,576,854   March 2002              3,006
                                        327,972   Swedish Kronor                  30,741   January 2002              525
                                    (13,540,000)  Swedish Kronor              (1,273,754)  March 2002            (11,576)
                                     31,232,000   Swedish Kronor               2,943,200   March 2002             21,602
                                     (4,440,000)  Swiss Francs                (2,693,946)  March 2002             19,489
                                      1,315,000   Swiss Francs                   801,878   March 2002             (9,781)
                                                                                                              ----------
                                                                                                              $  224,912
                                                                                                              ==========

FINANCIAL FUTURES CONTRACTS: The Fund may purchase or sell financial futures contracts, which are exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). The market value of investments pledged to cover margin requirements for open positions at December 31, 2001 was $4,385,789. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into futures contracts from potential imperfect correlation between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at December 31, 2001 were as follows:

                               NUMBER OF                                   NOTIONAL COST                   UNREALIZED
                               CONTRACTS  CONTRACTS TO PURCHASE (DELIVER)  (PROCEEDS)     EXPIRATION DATE  GAIN (LOSS)
                               ---------------------------------------------------------------------------------------
                                    (42)  90 Day Euro Dollar Future        $(10,290,426)  March 2002        $  (2,199)
                                     48   CAC 40 10 Euro Future               1,892,797   January 2002         89,020
                                     23   Dax Index Future                    2,646,052   March 2002           10,356
                                   (207)  DJ Euro Stoxx 50 Future            (6,903,962)  March 2002         (158,905)
                                    (62)  FTSE 100 Index Future              (4,678,641)  March 2002          (23,494)
                                     (5)  Hang Seng Index Future               (363,997)  January 2002           (719)
                                     28   MIB 30 Index Future                 4,068,304   March 2002          (26,832)
                                    (71)  Russell 2000 Future               (16,809,997)  March 2002         (560,153)
                                     63   Russell 2000 Future                14,996,718   March 2002          416,232
                                    124   S&P 500 Index Future               35,403,289   March 2002          221,911
                                    (16)  S&P/TSE 60 Index Future              (885,219)  March 2002             (657)
                                    (19)  SPI 200 Index Future                 (804,380)  March 2002          (26,472)
                                    (44)  Tokyo Price Index Future           (3,529,186)  March 2002           98,086
                                    (30)  U.S. 10 Year Treasury Note         (3,166,829)  March 2002           12,610
                                    (79)  U.S. 2 Year Treasury Note         (16,444,331)  March 2002          (65,435)
                                     (8)  U.S. 20 Year Treasury Note           (834,903)  March 2002           22,653
                                    (13)  U.S. 5 Year Treasury Note          (1,382,362)  March 2002            6,596
                                                                                                            ---------
                                                                                                            $  12,598
                                                                                                            =========

The use of futures involves elements of market risk and risks in excess of the amount recognized in the financial statements. The "Notional" amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized gain (loss) is reflected in the Fund's net assets.

REPURCHASE AGREEMENTS: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

SWAP AGREEMENTS: During the year ended December 31, 2001, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Fund's Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on the maturity or termination of the swap agreement.

                        GLOBAL ASSET ALLOCATION FUND 21

At December 31, 2001, the fund had the following total return swap agreements outstanding:

                               NOTIONAL                                                           UNREALIZED
                               AMOUNT       EXPIRATION DATE  DESCRIPTION                          (LOSS)
                               -----------------------------------------------------------------------------
                               $35,000,000   April 4, 2003   Agreement with J.P. Morgan           $1,039,263
                                                             Securities Inc. to receive the
                                                             notional amount multiplied by the
                                                             return on the Lehman Brothers
                                                             Government Bonds Index and to pay
                                                             the notional amount multiplied by
                                                             the 1 Month BBA LIBOR adjusted by a
                                                             spread of minus 0.16%

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements, include the potential inability of the counterparts to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also rise from the potential losses from adverse market movements and such losses could exceed the related amounts shown above.

6. CREDIT AND MARKET RISKS

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At December 31, 2001, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at fair a price when it is necessary to liquidate such securities.

The Fund invests in high-yield fixed-income securities, which carry ratings of BBB or lower by S&P and Baa or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

                        GLOBAL ASSET ALLOCATION FUND 22

7. SUMMARY OF CHANGES FROM CAPITAL SHARE TRANSACTIONS

                                                SHARES ISSUED UPON
                                                REINVESTMENT OF                                   NET DECREASE
                           CAPITAL              DIVIDENDS               CAPITAL SHARES            RESULTING FROM CAPITAL
                           SHARES SOLD          AND DISTRIBUTIONS       REDEEMED                  SHARE TRANSACTIONS
                           -----------------------------------------------------------------------------------------------
                           SHARES   AMOUNT      SHARES     AMOUNT       SHARES      AMOUNT        SHARES      AMOUNT
                           -----------------------------------------------------------------------------------------------
Year ended
  December 31, 2001:       278,501  $3,633,120  2,104,184  $28,318,261  (3,045,123) $(39,903,264)   (622,438) $ (7,951,883)
Year ended
  December 31, 2000:       244,323   3,836,790  1,986,359   30,595,889  (5,140,072)  (81,111,389) (2,909,390)  (46,678,710)

8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

9. GEOGRAPHIC DISCLOSURE

As of December 31, 2001 the Fund's geographic allocation* was as follows:

Australia                                             0.13%
Belgium                                               0.10%
Canada                                                0.35%
Denmark                                               0.17%
Finland                                               0.17%
France                                                2.32%
Germany                                               1.10%
Great Britian                                         3.38%
Hong Kong                                             0.39%
Ireland                                               0.45%
Italy                                                 0.33%
Japan                                                 2.14%
Mexico                                                0.03%
Netherlands                                           0.76%
New Zealand                                           0.01%
Portugal                                              0.03%
Singapore                                             0.17%
South Korea                                           0.65%
Spain                                                 0.19%
Sweden                                                0.63%
Switzerland                                           0.86%
United States                                        85.64%
                                                    ------
Total                                               100.00%
                                                    ======

* Based on the currency in which each security is denominated.

Like any investment in securities, the value of the portfolio may be subject to risk or loss from market, currency, economic, and political factors which occur in the countries where the fund is invested

10. LINE OF CREDIT

The Fund, along with certain other Lincoln Life Multi-Fund Variable Annuity funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 10% of its total assets. The Fund had no amount outstanding at December 31, 2001, or at any time during the period.

                        GLOBAL ASSET ALLOCATION FUND 23

11. TAX INFORMATION (UNAUDITED)

The information set forth is for the Fund's fiscal year as required by federal laws. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended December 31, 2001, the Fund designates distributions paid during the year as follows:

                                (A)            (B)
                                LONG-TERM      ORDINARY       TOTAL          (C)
                                CAPITAL GAINS  INCOME         DISTRIBUTIONS  QUALIFYING(1)
                                DISTRIBUTIONS  DISTRIBUTIONS  (TAX BASIS)    DIVIDENDS
                                ----------------------------------------------------------
                                        89%            11%           100%            39%

Items (A) and (B) are based on a percentage of the Fund's total distributions. Item (C) is based on a percentage of ordinary income of the Fund.

(1)QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

                        GLOBAL ASSET ALLOCATION FUND 24

LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.
REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Global Asset Allocation Fund, Inc. (the "Fund") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Global Asset Allocation Fund, Inc. at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 18, 2002

                        GLOBAL ASSET ALLOCATION FUND 25

OFFICER/DIRECTOR INFORMATION FOR ANNUAL REPORT DISCLOSURE

(1)                    (2)                  (3)                                         (5)            (6)
NAME, ADDRESS AND AGE  POSITION(S) HELD     TERM OF OFFICE      (4)                     NUMBER OF      OTHER DIRECTORSHIPS
                       WITH THE FUND        AND LENGTH OF       PRINCIPAL               PORTFOLIOS IN  HELD BY DIRECTOR
                                            TIME SERVED(2)      OCCUPATION(S)           FUND COMPLEX
                                                                DURING THE PAST         OVERSEEN BY
                                                                5 YEARS                 THE DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)  Chairman, President  November 1, 1994    Vice President, The          11        Director, Board of Managers,
1300 S. Clinton        and Director         to present          Lincoln National Life                  Lincoln National Variable
Street                                                          Insurance Company,                     Annuity Fund A; Lincoln
Fort Wayne, IN 46802                                            Fort Wayne, Indiana                    Retirement Services Company,
Age 49                                                                                                 LLC

Steven M. Kluever(1)   Second Vice          May 6, 1997 to      Second Vice President,       11        None
1300 S. Clinton        President            present             The Lincoln National
Street                                                          Life Insurance,
Fort Wayne, IN 46802                                            Company
Age 39

Eric C. Jones(1)       Second Vice          May 6, 1997 to      Second Vice President,       11        None
1300 S. Clinton        President and Chief  present             The Lincoln National
Street                 Financial Officer                        Life Insurance Company
Fort Wayne, IN 46802
Age 40

Cynthia A. Rose(1)     Secretary            February 14, 1995   Secretary Assistant          11        None
1300 S. Clinton                             to present          Vice President, The
Street                                                          Lincoln National Life
Fort Wayne, IN 46802                                            Insurance Company
Age 47

John B. Borsch         Director             December 14, 1981   Retired; formerly            11        Director, Board of Managers,
1776 Sherwood Road                          to present          Associate Vice                         Lincoln National Variable
Des Plaines, IL 60016                                           President,                             Annuity Fund A; Lincoln
Age 68                                                          Investments,                           Retirement Services Company,
                                                                Northwestern                           LLC
                                                                University, Evanston,
                                                                Illinois

Nancy L. Frisby        Director             April 15, 1992 to   Vice President and           11        Director, Board of Managers,
DeSoto Memorial                             present             Chief Financial                        Lincoln National Variable
Hospital                                                        Officer, DeSoto                        Annuity Fund A; Lincoln
900 N. Robert Avenue                                            Memorial Hospital,                     Retirement Services Company,
Arcadia, FL 34265                                               Arcadia, Florida                       LLC
Age 60

Barbara S. Kowalczyk   Director             November 2, 1993    Senior Vice President        11        Lincoln National Management
Lincoln Financial                           to present          and Director,                          Corporation; Lincoln
Group                                                           Corporate Planning and                 Financial Group
Centre Square, West                                             Development, Lincoln                   Foundation, Inc.; Director,
Tower                                                           National Corporation,                  Board of Managers, Lincoln
1500 Market St., Ste.                                           Philadelphia,                          National Variable Annuity
3900                                                            Pennsylvania                           Fund A
Philadelphia, PA                                                (Insurance Holding
19102-2112                                                      Company) Director,
Age 50                                                          Lincoln Life & Annuity
                                                                Company of New York,
                                                                Director, Lincoln
                                                                National (U.K.) PLC
                                                                (Financial Services
                                                                Company)

Kenneth G. Stella      Director             February 10, 1998   President, Indiana           11        First National Bank;
Indiana Hospital &                          to present          Hospital & Health                      Director, Board of Managers,
Health Association                                              Association,                           Lincoln National Variable
1 American Square                                               Indianapolis, Indiana                  Annuity Fund A
Ste. 1900
Indianapolis, IN
46282
Age 58

Frederick J.           Vice President and   December 29, 2000   Vice President and           11        Director of Lincoln National
Crawford(1)            Treasurer            to present          Treasurer, Lincoln                     Reinsurance Company
Lincoln Financial                                               National Corp.;                        (Barbados) Limited; The
Group                                                           President and Market                   Financial
Centre Square, West                                             Manager Greater                        Alternative, Inc.;
Tower                                                           Cincinnati Region Bank                 Financial Alternative
1500 Market St., Ste.                                           One, N.A.; and First                   Resourced, Inc.; Financial
3900                                                            Vice President and                     Choices, Inc.; Financial
Philadelphia, PA                                                Senior Banker,                         Investment Services, Inc.;
19102-2112                                                      Division of First                      Financial Investments, Inc.;
Age 37                                                          Chicago NBD                            The Financial Resources
                                                                                                       Department, Inc.; Investment
                                                                                                       Alternatives, Inc.; The
                                                                                                       Investment Center, Inc.; The
                                                                                                       Investment Group, Inc.;
                                                                                                       Lincoln National Financial
                                                                                                       Institutions Group, Inc.;
                                                                                                       Personal Financial
                                                                                                       Resources, Inc.; Personal
                                                                                                       Investment Services, Inc.

------------------------

ADDITIONAL INFORMATION ON THE OFFICERS AND DIRECTORS CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") TO THE FUND'S PROSPECTUS. TO OBTAIN A FREE COPY OF THE SAI, WRITE: LINCOLN NATIONAL LIFE INSURANCE COMPANY, P.O.
BOX 2340, FORT WAYNE, INDIANA 46801, OR CALL 1-800-4LINCOLN (454-6265). THE SAI IS ALSO AVAILABLE ON THE SEC'S WEB SITE ([HTTP://WWW.SEC.GOV]).
(1) ALL OF THE EXECUTIVE OFFICERS ARE "INTERESTED PERSONS" OF THE FUND, AS THAT TERM IS DEFINED BY SECTION 2(A)(19) OF THE 1940 ACT, BY REASON OF THEIR BEING OFFICERS OF THE FUND.
(2) THE OFFICERS AND DIRECTORS ARE RE-ELECTED ANNUALLY. THE OFFICERS AND DIRECTORS HOLD THEIR POSITION WITH THE FUND UNTIL RETIREMENT OR RESIGNATION. THE BYLAWS OF THE FUNDS DO NOT SPECIFY A TERM OF OFFICE.

                        GLOBAL ASSET ALLOCATION FUND 26

                                                           Presorted Standard
                                                               US Postage
                                                                  Paid
                                                               Permit 552
                                                              Hackensack NJ







Lincoln National Life Insurance Co.          Securities offered through, and
(Lincoln Life)                               annuities issued by, The Lincoln
Fort Wayne, IN 46802                         National Life Insurance Company,
800-4LINCOLN (800-454-6265)                  Ft. Wayne, IN. Securities also
www.LincolnLife.com                          distributed by other broker-dealers
                                             with effective selling agreements.
(c) 2002 The Lincoln National Life
Insurance Co.                                Lincoln Financial Group is the
Form 19875A-LN Global Asset Alloc. 2/02      marketing name for Lincoln National
                                             Corporation and its affiliates.
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                                                      February 02 [RECYCLE LOGO]